FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2016 and 2015

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Merrill Lynch Life Variable Annuity Separate Account D and

Board of Directors of

Transamerica Advisors Life Insurance Company

In our opinion, for each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Advisors Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Discovery Value Class A Shares (1)	Federated Equity Income Class A Shares (1)
AB Growth and Income Class A Shares (1)	Federated Kaufmann Class A Shares (1)
AB International Value Class A Shares (1)	Fidelity Advisor® Equity Growth Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Fidelity Advisor® Overseas Class A Shares (1)
AB Value Class A Shares (1)	Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)
AllianzGI NFJ Dividend Value Class A Shares (1)	Franklin Templeton Foreign Class A Shares (1)
AllianzGI NFJ Mid-Cap Value Class A Shares (1)	Franklin Templeton Growth Class A Shares (1)
AllianzGI NFJ Small-Cap Value Class A Shares (1)	Invesco American Franchise Fund Class A Shares (1)
American Century Equity Income A Class (1)	Invesco Charter Class A Shares (1)
American Century Ultra® A Class (1)	Invesco Comstock Class A Shares (1)
American Funds - Bond Fund of America Class F -1 Shares (1)	Invesco Equity and Income Class A Shares (1)
American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Mid Cap Core Equity Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Mid Cap Growth Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Janus Enterprise Class A Shares (1)
American Funds - The Bond Fund of America Class A Shares (1)	Janus Forty Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	JPMorgan Multi-Cap Market Neutral Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Investment Company of America Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
AMG Managers Cadence Capital Appreciation Class N Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
BlackRock Basic Value Investor A Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Global Opportunities Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Global SmallCap Investor A Shares (1)	Oppenheimer Capital Appreciation Class A Shares (1)
BlackRock High Yield Bond Investor A Shares (1)	Oppenheimer Fundamental Alternatives Class A Shares (1)
BlackRock International Investor A Shares (1)	Oppenheimer Global Class A Shares (1)
BlackRock International Index Investor A Shares (1)	Oppenheimer Main Street Mid Cap® Class A Shares (1)
BlackRock Large Cap Core Investor A Shares (1)	Oppenheimer Main Street® Class A Shares (1)
BlackRock Large Cap Growth Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Large Cap Value Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock S&P 500 Index Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock Small Cap Index Investor A Shares (1)	Pioneer Class A Shares (1)
BlackRock Total Return Investor A Shares (1)	Pioneer Emerging Markets Class A Shares (1)
BlackRock U.S. Government Bond Investor A Shares (1)	Pioneer High Yield Class A Shares (1)
BlackRock Value Opportunities Investor A Shares (1)	Pioneer Real Estate Shares Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)

Columbia Acorn International Class A Shares (1)	Putnam Fund for Growth and Income Class A Shares (1)
Columbia Acorn USA Class A Shares (1)	Putnam Growth Opportunities Class A Shares (2)
Columbia Large Cap Growth III Class A Shares (3)	Putnam International Equity Class A Shares (1)
Columbia Mid Cap Growth Class A Shares (1)	Ready Assets Government Liquidity (1)
Columbia Select Smaller-Cap Value Class A Shares (1)	TA Dividend Focused Class A Shares (1)
Davis New York Venture Class A Shares (1)	TA Flexible Income Class A Shares (1)
Delaware Smid Cap Growth Class A Shares (1)	TA Multi-Cap Growth Class A Shares (1)
Dreyfus Appreciation Investor Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Eaton Vance Floating-Rate Class A Shares (1)	TA US Growth Class A Shares (1)
Eaton Vance Large-Cap Value Class A Shares (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period October 21, 2016 (commencement of operations) through December 31, 2016
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period October 28, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	160,304.685	$3,064,133	$3,454,566	$4	$3,454,570	134,669	$25.016815	$26.591900
AB Growth and Income Class A Shares	1,084,421.600	5,507,812	6,007,696	26	6,007,722	213,848	28.093403	28.093403
AB International Value Class A Shares	138,587.515	1,772,141	1,681,067	4	1,681,071	272,885	6.038198	6.341813
AB Large Cap Growth Class A Shares	70,389.161	2,562,737	2,664,934	—	2,664,934	85,966	30.999813	30.999813
AB Value Class A Shares	51,123.992	594,103	735,163	1	735,164	50,119	14.187217	15.080709
AllianzGI NFJ Dividend Value Class A Shares	311,841.424	4,421,787	5,217,107	—	5,217,107	408,289	12.487361	13.114934
AllianzGI NFJ Mid-Cap Value Class A Shares	97,617.617	1,740,720	2,646,414	3	2,646,417	72,320	18.505397	37.152783
AllianzGI NFJ Small-Cap Value Class A Shares	280,603.136	6,928,476	6,658,712	(3)	6,658,709	201,693	24.268637	38.745346
American Century Equity Income A Class	663,380.369	5,508,555	5,844,381	(2)	5,844,379	207,704	19.770216	28.342939
American Century Ultra® A Class	1,475.671	37,130	49,509	3	49,512	2,600	18.354734	19.510491
American Funds—Bond Fund of America Class F -1 Shares	257,266.939	3,243,095	3,272,435	(129)	3,272,306	265,214	11.962432	12.715929
American Funds—EuroPacific Growth Fund® Class F -1 Shares	96,267.424	4,186,693	4,323,370	2	4,323,372	238,786	17.493909	18.595863
American Funds—Growth Fund of America® Class F -1 Shares	309,152.462	10,158,015	12,913,298	10	12,913,308	569,646	21.929535	23.311083
American Funds—Income Fund of America® Class F -1 Shares	251,695.873	4,261,830	5,441,665	(6)	5,441,659	288,172	18.223530	19.371446
American Funds—Investment Company of America® Class F -1 Shares	182,598.346	5,208,337	6,600,930	(104)	6,600,826	320,985	19.850560	21.101068
American Funds—The Bond Fund of America Class A Shares	614,993.977	7,461,107	7,822,723	(7)	7,822,716	512,175	15.273518	15.273518
American Funds—The Growth Fund of America® Class A Shares	975,956.270	34,123,704	41,029,202	4	41,029,206	1,261,897	32.513914	32.513914
American Funds—The Income Fund of America® Class A Shares	725,779.216	12,782,025	15,727,636	(2)	15,727,634	585,238	26.873911	26.873911
American Funds—The Investment Company of America Class A Shares	726,522.898	23,714,642	26,321,925	(65)	26,321,860	924,856	28.460481	28.460481
AMG Managers Cadence Capital Appreciation Class N Shares	1,531.955	21,427	41,991	(2)	41,989	2,988	13.650554	14.408386
BlackRock Basic Value Investor A Shares	1,489,940.975	37,471,922	37,382,619	(10)	37,382,609	1,698,478	19.353026	29.591869
BlackRock Capital Appreciation Investor A Shares	2,025,620.865	48,227,380	44,604,171	(27)	44,604,144	2,183,288	18.794048	24.220369
BlackRock Global Allocation Investor A Shares	6,639,184.628	122,222,533	120,700,377	8	120,700,385	5,770,019	17.760313	28.631248
BlackRock Global Opportunities Investor A Shares	157,058.949	1,813,671	2,187,831	—	2,187,831	158,335	13.672213	14.039426
BlackRock Global SmallCap Investor A Shares	33,502.693	797,346	761,181	(2)	761,179	35,920	20.283914	21.561072
BlackRock High Yield Bond Investor A Shares	3,066,741.790	24,035,082	23,399,240	(311)	23,398,929	1,742,228	13.257356	13.613358
BlackRock International Investor A Shares	116,283.866	1,566,100	1,555,878	2	1,555,880	142,905	10.734486	11.027044
BlackRock International Index Investor A Shares	15,085.950	182,741	174,092	—	174,092	12,737	13.333078	14.172739
BlackRock Large Cap Core Investor A Shares	344,492.255	4,111,628	6,231,865	2	6,231,867	319,158	18.957803	20.151258
BlackRock Large Cap Growth Investor A Shares	342,466.331	4,469,235	4,544,528	(13)	4,544,515	214,570	20.490108	21.780061
BlackRock Large Cap Value Investor A Shares	141,002.756	2,308,012	3,512,379	7	3,512,386	188,064	18.162937	19.306467
BlackRock Low Duration Bond Investor A Shares	9,947.814	96,560	95,499	3	95,502	9,493	9.934272	10.208790
BlackRock S&P 500 Index Investor A Shares	66,416.056	14,862,535	17,732,423	3	17,732,426	1,217,581	14.389610	14.658127
BlackRock Small Cap Index Investor A Shares	3,846.387	46,522	68,389	—	68,389	3,082	21.247751	22.585595
BlackRock Total Return Investor A Shares	6,709,258.422	79,175,297	77,760,305	(340)	77,759,965	5,704,080	12.826841	14.543708
BlackRock U.S. Government Bond Investor A Shares	1,819,559.434	19,455,640	18,959,809	(65)	18,959,744	1,843,226	10.048739	10.326417
BlackRock Value Opportunities Investor A Shares	223,220.077	4,669,401	7,531,445	(4)	7,531,441	261,185	19.660470	33.159136
Cohen & Steers Real Estate Securities Class A Shares	43,321.257	588,426	610,397	5	610,402	26,783	22.109050	23.501057
Columbia Acorn International Class A Shares	813,671.269	34,010,946	30,683,544	1	30,683,545	2,708,938	11.055473	11.611125
Columbia Acorn USA Class A Shares	378,527.338	8,224,874	5,658,984	17	5,659,001	264,384	20.727046	22.032760

See accompanying notes.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Columbia Large Cap Growth III Class A Shares	398,339.270	$5,768,690	$5,811,770	$—	$5,811,770	577,349	$10.062154	$10.071086
Columbia Mid Cap Growth Class A Shares	18,318.817	503,412	433,790	(4)	433,786	32,481	13.122328	13.502861
Columbia Select Smaller-Cap Value Class A Shares	712,001.544	13,101,593	12,965,548	4	12,965,552	354,009	36.624925	36.624925
Davis New York Venture Class A Shares	842,751.222	28,841,115	25,720,767	43	25,720,810	1,133,037	18.565395	27.928483
Delaware Smid Cap Growth Class A Shares	169,230.004	3,738,540	2,783,834	2	2,783,836	151,044	17.999317	18.566643
Dreyfus Appreciation Investor Shares	357,062.171	14,864,204	11,936,588	19	11,936,607	675,607	17.174348	18.255830
Eaton Vance Floating-Rate Class A Shares	349,382.084	3,223,468	3,235,278	(233)	3,235,045	242,739	12.901382	13.714058
Eaton Vance Large-Cap Value Class A Shares	211,310.002	3,997,857	3,809,919	(9)	3,809,910	278,681	13.360782	14.032221
Federated Equity Income Class A Shares	49,558.916	1,115,921	1,140,351	(235)	1,140,116	89,728	12.619300	12.854822
Federated Kaufmann Class A Shares	875,939.877	4,739,710	4,300,865	(2)	4,300,863	193,628	21.470584	22.822735
Fidelity Advisor® Equity Growth Class A Shares	78,249.119	7,543,261	7,119,887	(96)	7,119,791	277,683	19.112604	25.710453
Fidelity Advisor® Overseas Class A Shares	68,337.821	1,043,398	1,358,556	(1)	1,358,555	64,368	21.106121	21.106121
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	32,782.562	789,763	1,096,249	4	1,096,253	35,943	30.499638	30.499638
Franklin Templeton Foreign Class A Shares	12,146,284.756	84,517,922	84,902,530	29	84,902,559	5,084,196	15.277028	22.349427
Franklin Templeton Growth Class A Shares	238,341.944	4,690,095	5,615,336	80	5,615,416	317,088	14.377854	21.885898
Invesco American Franchise Fund Class A Shares	38,334.980	613,395	626,394	(1)	626,393	49,409	12.677773	12.677773
Invesco Charter Class A Shares	32,679.332	654,645	557,183	4	557,187	32,592	17.095721	17.095721
Invesco Comstock Class A Shares	1,936,084.486	38,093,936	45,827,120	5	45,827,125	2,060,855	19.169971	31.498930
Invesco Equity and Income Class A Shares	312,107.750	2,872,070	3,295,858	68	3,295,926	122,998	26.796535	26.796535
Invesco Mid Cap Core Equity Class A Shares	135,981.119	3,118,921	2,920,874	—	2,920,874	156,677	18.227346	19.375172
Invesco Mid Cap Growth Class A Shares	49,342.455	1,481,780	1,658,400	2	1,658,402	97,974	16.926893	16.926893
Invesco Value Opportunities Class A Shares	23,359.307	259,203	307,175	(3)	307,172	206,263	1.470746	1.512545
Janus Enterprise Class A Shares	395,386.035	34,405,958	36,743,224	2	36,743,226	1,325,848	27.207107	28.241372
Janus Forty Class A Shares	237,505.955	7,472,221	6,645,417	6	6,645,423	355,722	18.214393	19.129653
JPMorgan Multi-Cap Market Neutral Class A Shares	38,608.978	381,079	388,020	2	388,022	44,405	8.534121	9.007860
JPMorgan Small Cap Growth Class A Shares	119,503.248	1,520,037	1,477,060	(1)	1,477,059	87,360	16.553709	17.385703
Lord Abbett Affiliated Class A Shares	90,443.938	1,315,079	1,385,601	4	1,385,605	77,861	17.192985	18.275738
Lord Abbett Bond-Debenture Class A Shares	1,723,174.088	13,437,494	13,664,771	(260)	13,664,511	638,593	17.667625	24.378575
Lord Abbett Mid Cap Stock Class A Shares	527,534.075	9,536,872	15,134,953	14	15,134,967	597,525	19.340464	29.929815
MFS® Growth Class A Shares	173,291.150	12,150,567	12,255,150	22	12,255,172	660,571	18.552388	18.552388
MFS® Mid Cap Growth Class A Shares	949,275.775	10,527,699	13,118,991	(8)	13,118,983	514,641	25.491544	25.491544
MFS® Research International Class A Shares	805,473.461	12,730,608	12,275,416	5	12,275,421	572,602	21.437981	21.437981
Oppenheimer Capital Appreciation Class A Shares	19,290.794	1,070,678	973,413	(6)	973,407	59,130	15.937504	16.941109
Oppenheimer Fundamental Alternatives Class A Shares	28,444.920	712,638	765,168	5	765,173	46,183	16.568305	16.568305
Oppenheimer Global Class A Shares	27,091.001	1,756,802	2,024,240	3	2,024,243	69,835	28.986244	28.986244
Oppenheimer Main Street Mid Cap® Class A Shares	50,614.030	1,311,744	1,344,815	1	1,344,816	60,718	21.410102	22.757933
Oppenheimer Main Street® Class A Shares	40,741.813	1,588,223	1,914,050	6	1,914,056	83,077	19.715018	26.696397
PIMCO CommodityRealReturn Strategy Class A Shares	1,491,795.126	15,060,736	10,457,484	9	10,457,493	1,659,309	6.112958	6.498243
PIMCO Low Duration Class A Shares	5,494,186.776	56,610,982	54,117,740	(287)	54,117,453	4,638,659	11.388097	11.960270
PIMCO Real Return Class A Shares	3,321,098.578	38,394,637	36,266,396	(288)	36,266,108	2,762,394	12.742816	13.545574
PIMCO Total Return Class A Shares	10,066,102.579	109,384,195	100,963,009	(536)	100,962,473	6,574,285	14.374320	16.578761
Pioneer Class A Shares	32,531.078	1,085,647	940,148	19	940,167	49,976	18.286307	19.437722

See accompanying notes.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Emerging Markets Class A Shares	255,531.776	$5,369,317	$4,114,062	$45	$4,114,107	534,970	$7.482600	$7.898231
Pioneer High Yield Class A Shares	288,325.550	2,919,023	2,739,093	8	2,739,101	159,598	16.712522	17.765095
Pioneer Real Estate Shares Class A Shares	123,255.417	3,385,686	3,178,757	(4)	3,178,753	186,109	16.742702	17.496263
Pioneer Select Mid Cap Growth Class A Shares	8,685.968	309,197	304,791	1	304,792	14,620	20.548485	21.321080
Putnam Fund for Growth and Income Class A Shares	29,348.865	519,121	652,719	—	652,719	27,532	23.707934	23.707934
Putnam Growth Opportunities Class A Shares	62,194.006	1,499,959	1,515,046	—	1,515,046	150,321	10.078738	10.078738
Putnam International Equity Class A Shares	473,055.496	9,897,198	9,820,632	—	9,820,632	523,222	18.769536	18.769536
Ready Assets Government Liquidity	7,286,355.039	7,286,355	7,286,355	(14)	7,286,341	749,489	9.358657	9.948233
TA Dividend Focused Class A Shares	6,878,642.577	80,686,993	72,638,466	5	72,638,471	5,905,128	12.197412	12.375619
TA Flexible Income Class A Shares	113,466.893	1,048,007	1,042,761	6	1,042,767	769,628	1.328072	1.376041
TA Multi-Cap Growth Class A Shares	209,372.486	1,510,842	1,268,797	(35)	1,268,762	104,209	11.932746	12.469853
TA Small/Mid Cap Value Class A Shares	1,599,757.789	40,969,265	42,937,499	(4)	42,937,495	2,233,538	18.806761	19.653270
TA US Growth Class A Shares	2,421,128.527	35,699,947	40,481,269	(22)	40,481,247	2,700,309	14.810094	15.176186

See accompanying notes.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AB Discovery Value Class A Shares Subaccount	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Value Class A Shares Subaccount
Net Assets as of December 31, 2014:	$4,961,974	$3,367,695	$2,194,777	$2,857,521	$843,962

Investment Income:
Reinvested Dividends	136	30,889	27,310	—	9,541
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,740	42,278	32,950	36,120	11,878

Net Investment Income (Loss)	(73,604)	(11,389)	(5,640)	(36,120)	(2,337)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	257,295	99,193	—	230,294	—
Realized Gain (Loss) on Investments	96,623	142,952	14,726	223,517	10,408

Net Realized Capital Gains (Losses) on Investments	353,918	242,145	14,726	453,811	10,408
Net Change in Unrealized Appreciation (Depreciation)	(620,938)	(230,216)	36,226	(169,224)	(82,686)

Net Gain (Loss) on Investment	(267,020)	11,929	50,952	284,587	(72,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,624)	540	45,312	248,467	(74,615)

Increase (Decrease) in Net Assets from Contract Transactions	(289,984)	(252,721)	(297,333)	(346,426)	(25,900)

Total Increase (Decrease) in Net Assets	(630,608)	(252,181)	(252,021)	(97,959)	(100,515)

Net Assets as of December 31, 2015:	$4,331,366	$3,115,514	$1,942,756	$2,759,562	$743,447

Investment Income:
Reinvested Dividends	5,971	109,828	2,814	130	8,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,567	70,155	26,889	35,035	10,052

Net Investment Income (Loss)	(56,596)	39,673	(24,075)	(34,905)	(1,987)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115,358	309,822	—	70,645	—
Realized Gain (Loss) on Investments	207,136	396,864	(40,486)	189,504	26,842

Net Realized Capital Gains (Losses) on Investments	322,494	706,686	(40,486)	260,149	26,842
Net Change in Unrealized Appreciation (Depreciation)	491,774	(164,071)	15,241	(186,887)	36,841

Net Gain (Loss) on Investment	814,268	542,615	(25,245)	73,262	63,683
Net Increase (Decrease) in Net Assets Resulting from Operations	757,672	582,288	(49,320)	38,357	61,696

Increase (Decrease) in Net Assets from Contract Transactions	(1,634,468)	2,309,920	(212,365)	(132,985)	(69,979)

Total Increase (Decrease) in Net Assets	(876,796)	2,892,208	(261,685)	(94,628)	(8,283)

Net Assets as of December 31, 2016:	$3,454,570	$6,007,722	$1,681,071	$2,664,934	$735,164

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	AllianzGI NFJ Dividend Value Class A Shares Subaccount	AllianzGI NFJ Mid-Cap Value Class A Shares Subaccount	AllianzGI NFJ Small-Cap Value Class A Shares Subaccount	American Century Equity Income A Class Subaccount	American Century Ultra® A Class Subaccount
Net Assets as of December 31, 2014:	$6,389,584	$3,414,817	$8,516,742	$6,897,642	$56,569

Investment Income:
Reinvested Dividends	130,051	35,829	105,575	130,529	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,207	39,975	101,742	80,955	845

Net Investment Income (Loss)	42,844	(4,146)	3,833	49,574	(845)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	77,800	848,879	422,029	2,880
Realized Gain (Loss) on Investments	451,362	291,679	173,179	239,145	1,285

Net Realized Capital Gains (Losses) on Investments	451,362	369,479	1,022,058	661,174	4,165
Net Change in Unrealized Appreciation (Depreciation)	(1,075,817)	(495,609)	(1,708,960)	(768,652)	(866)

Net Gain (Loss) on Investment	(624,455)	(126,130)	(686,902)	(107,478)	3,299
Net Increase (Decrease) in Net Assets Resulting from Operations	(581,611)	(130,276)	(683,069)	(57,904)	2,454

Increase (Decrease) in Net Assets from Contract Transactions	(760,512)	(613,157)	(1,721,163)	(1,064,248)	(2,863)

Total Increase (Decrease) in Net Assets	(1,342,123)	(743,433)	(2,404,232)	(1,122,152)	(409)

Net Assets as of December 31, 2015:	$5,047,461	$2,671,384	$6,112,510	$5,775,490	$56,160

Investment Income:
Reinvested Dividends	118,422	32,401	89,830	104,836	14
Investment Expense:
Mortality and Expense Risk and Administrative Charges	74,947	33,194	82,697	78,730	728

Net Investment Income (Loss)	43,475	(793)	7,133	26,106	(714)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	179,597	1,459	154,191	347,417	2,252
Realized Gain (Loss) on Investments	220,901	147,075	(62,254)	177,149	2,422

Net Realized Capital Gains (Losses) on Investments	400,498	148,534	91,937	524,566	4,674
Net Change in Unrealized Appreciation (Depreciation)	223,080	216,539	1,109,412	446,137	(2,805)

Net Gain (Loss) on Investment	623,578	365,073	1,201,349	970,703	1,869
Net Increase (Decrease) in Net Assets Resulting from Operations	667,053	364,280	1,208,482	996,809	1,155

Increase (Decrease) in Net Assets from Contract Transactions	(497,407)	(389,247)	(662,283)	(927,920)	(7,803)

Total Increase (Decrease) in Net Assets	169,646	(24,967)	546,199	68,889	(6,648)

Net Assets as of December 31, 2016:	$5,217,107	$2,646,417	$6,658,709	$5,844,379	$49,512

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Bond Fund of America Class F -1 Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount
Net Assets as of December 31, 2014:	$4,419,723	$6,034,800	$16,881,289	$6,790,929

Investment Income:
Reinvested Dividends	79,076	83,176	79,614	181,349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,357	86,052	237,336	89,255

Net Investment Income (Loss)	17,719	(2,876)	(157,722)	92,094
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	63,526	1,090,790	99,861
Realized Gain (Loss) on Investments	35,750	460,201	2,086,851	365,917

Net Realized Capital Gains (Losses) on Investments	35,750	523,727	3,177,641	465,778
Net Change in Unrealized Appreciation (Depreciation)	(101,780)	(621,927)	(2,380,115)	(729,360)

Net Gain (Loss) on Investment	(66,030)	(98,200)	797,526	(263,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,311)	(101,076)	639,804	(171,488)

Increase (Decrease) in Net Assets from Contract Transactions	(745,093)	(952,670)	(3,154,697)	(1,036,089)

Total Increase (Decrease) in Net Assets	(793,404)	(1,053,746)	(2,514,893)	(1,207,577)

Net Assets as of December 31, 2015:	$3,626,319	$4,981,054	$14,366,396	$5,583,352

Investment Income:
Reinvested Dividends	58,373	51,859	66,639	169,386
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,968	67,167	195,792	79,950

Net Investment Income (Loss)	5,405	(15,308)	(129,153)	89,436
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	737,933	—
Realized Gain (Loss) on Investments	33,918	217,489	1,384,853	243,129

Net Realized Capital Gains (Losses) on Investments	33,918	217,489	2,122,786	243,129
Net Change in Unrealized Appreciation (Depreciation)	9,496	(252,737)	(1,147,423)	136,438

Net Gain (Loss) on Investment	43,414	(35,248)	975,363	379,567
Net Increase (Decrease) in Net Assets Resulting from Operations	48,819	(50,556)	846,210	469,003

Increase (Decrease) in Net Assets from Contract Transactions	(402,832)	(607,126)	(2,299,298)	(610,696)

Total Increase (Decrease) in Net Assets	(354,013)	(657,682)	(1,453,088)	(141,693)

Net Assets as of December 31, 2016:	$3,272,306	$4,323,372	$12,913,308	$5,441,659

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America Class A Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount	American Funds - The Income Fund of America® Class A Shares Subaccount
Net Assets as of December 31, 2014:	$8,525,664	$11,233,004	$54,008,331	$22,272,799

Investment Income:
Reinvested Dividends	120,902	196,900	281,608	607,936
Investment Expense:
Mortality and Expense Risk and Administrative Charges	113,228	130,783	657,898	261,890

Net Investment Income (Loss)	7,674	66,117	(376,290)	346,046
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	487,546	—	3,504,342	312,555
Realized Gain (Loss) on Investments	617,026	135,027	3,480,998	980,104

Net Realized Capital Gains (Losses) on Investments	1,104,572	135,027	6,985,340	1,292,659
Net Change in Unrealized Appreciation (Depreciation)	(1,318,838)	(294,700)	(4,469,180)	(2,155,900)

Net Gain (Loss) on Investment	(214,266)	(159,673)	2,516,160	(863,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	(206,592)	(93,556)	2,139,870	(517,195)

Increase (Decrease) in Net Assets from Contract Transactions	(1,566,289)	(2,192,051)	(9,999,709)	(4,324,779)

Total Increase (Decrease) in Net Assets	(1,772,881)	(2,285,607)	(7,859,839)	(4,841,974)

Net Assets as of December 31, 2015:	$6,752,783	$8,947,397	$46,148,492	$17,430,825

Investment Income:
Reinvested Dividends	119,948	145,434	230,240	518,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,185	112,487	549,492	214,493

Net Investment Income (Loss)	23,763	32,947	(319,252)	303,709
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229,429	—	2,325,573	—
Realized Gain (Loss) on Investments	394,278	107,309	2,429,984	715,564

Net Realized Capital Gains (Losses) on Investments	623,707	107,309	4,755,557	715,564
Net Change in Unrealized Appreciation (Depreciation)	147,255	10,482	(1,662,997)	437,129

Net Gain (Loss) on Investment	770,962	117,791	3,092,560	1,152,693
Net Increase (Decrease) in Net Assets Resulting from Operations	794,725	150,738	2,773,308	1,456,402

Increase (Decrease) in Net Assets from Contract Transactions	(946,682)	(1,275,419)	(7,892,594)	(3,159,593)

Total Increase (Decrease) in Net Assets	(151,957)	(1,124,681)	(5,119,286)	(1,703,191)

Net Assets as of December 31, 2016:	$6,600,826	$7,822,716	$41,029,206	$15,727,634

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	American Funds - The Investment Company of America Class A Shares Subaccount	AMG Managers Cadence Capital Appreciation Class N Shares Subaccount	BlackRock Basic Value Investor A Shares Subaccount	BlackRock Capital Appreciation Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$35,355,777	$46,589	$22,034,706	$65,549,469

Investment Income:
Reinvested Dividends	517,827	226	730,953	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	412,643	682	777,952	876,615

Net Investment Income (Loss)	105,184	(456)	(46,999)	(876,615)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,987,824	—	5,848,576	5,702,894
Realized Gain (Loss) on Investments	1,592,643	2,686	32,008	1,340,490

Net Realized Capital Gains (Losses) on Investments	3,580,467	2,686	5,880,584	7,043,384
Net Change in Unrealized Appreciation (Depreciation)	(4,433,415)	(1,337)	(8,761,227)	(2,881,959)

Net Gain (Loss) on Investment	(852,948)	1,349	(2,880,643)	4,161,425
Net Increase (Decrease) in Net Assets Resulting from Operations	(747,764)	893	(2,927,642)	3,284,810

Increase (Decrease) in Net Assets from Contract Transactions	(6,988,783)	(4,936)	31,910,801	(14,903,373)

Total Increase (Decrease) in Net Assets	(7,736,547)	(4,043)	28,983,159	(11,618,563)

Net Assets as of December 31, 2015:	$27,619,230	$42,546	$51,017,865	$53,930,906

Investment Income:
Reinvested Dividends	512,737	182	557,555	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	349,936	614	609,343	686,145

Net Investment Income (Loss)	162,801	(432)	(51,788)	(686,145)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	915,673	—	541,146	1,718,299
Realized Gain (Loss) on Investments	889,438	1,849	(2,754,112)	(275,758)

Net Realized Capital Gains (Losses) on Investments	1,805,111	1,849	(2,212,966)	1,442,541
Net Change in Unrealized Appreciation (Depreciation)	1,387,197	796	8,344,527	(1,833,302)

Net Gain (Loss) on Investment	3,192,308	2,645	6,131,561	(390,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,355,109	2,213	6,079,773	(1,076,906)

Increase (Decrease) in Net Assets from Contract Transactions	(4,652,479)	(2,770)	(19,715,029)	(8,249,856)

Total Increase (Decrease) in Net Assets	(1,297,370)	(557)	(13,635,256)	(9,326,762)

Net Assets as of December 31, 2016:	$26,321,860	$41,989	$37,382,609	$44,604,144

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock Global Opportunities Investor A Shares Subaccount	BlackRock Global SmallCap Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock International Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$151,141,935	$2,508,016	$1,036,428	$27,514,110	$1,922,589

Investment Income:
Reinvested Dividends	1,303,789	11,726	—	1,296,651	4,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,047,123	38,452	13,574	396,472	27,215

Net Investment Income (Loss)	(743,334)	(26,726)	(13,574)	900,179	(22,694)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,238,013	—	40,895	149,465	—
Realized Gain (Loss) on Investments	2,477,776	103,442	(5,153)	(87,470)	67,220

Net Realized Capital Gains (Losses) on Investments	12,715,789	103,442	35,742	61,995	67,220
Net Change in Unrealized Appreciation (Depreciation)	(14,988,922)	(97,431)	(83,920)	(2,386,950)	(116,082)

Net Gain (Loss) on Investment	(2,273,133)	6,011	(48,178)	(2,324,955)	(48,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,016,467)	(20,715)	(61,752)	(1,424,776)	(71,556)

Increase (Decrease) in Net Assets from Contract Transactions	(17,806,636)	(117,463)	(205,396)	(1,982,025)	(177,222)

Total Increase (Decrease) in Net Assets	(20,823,103)	(138,178)	(267,148)	(3,406,801)	(248,778)

Net Assets as of December 31, 2015:	$130,318,832	$2,369,838	$769,280	$24,107,309	$1,673,811

Investment Income:
Reinvested Dividends	1,173,327	39,268	4,960	1,294,554	19,941
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,771,056	34,179	10,167	355,538	23,154

Net Investment Income (Loss)	(597,729)	5,089	(5,207)	939,016	(3,213)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	982,607	—	—	86,988	—
Realized Gain (Loss) on Investments	17,950	72,442	(12,672)	(283,493)	26,756

Net Realized Capital Gains (Losses) on Investments	1,000,557	72,442	(12,672)	(196,505)	26,756
Net Change in Unrealized Appreciation (Depreciation)	2,235,844	(50,135)	59,201	1,891,832	(45,431)

Net Gain (Loss) on Investment	3,236,401	22,307	46,529	1,695,327	(18,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,638,672	27,396	41,322	2,634,343	(21,888)

Increase (Decrease) in Net Assets from Contract Transactions	(12,257,119)	(209,403)	(49,423)	(3,342,723)	(96,043)

Total Increase (Decrease) in Net Assets	(9,618,447)	(182,007)	(8,101)	(708,380)	(117,931)

Net Assets as of December 31, 2016:	$120,700,385	$2,187,831	$761,179	$23,398,929	$1,555,880

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock International Index Investor A Shares Subaccount	BlackRock Large Cap Core Investor A Shares Subaccount	BlackRock Large Cap Growth Investor A Shares Subaccount	BlackRock Large Cap Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$236,458	$6,782,140	$5,830,736	$4,446,060	$107,765

Investment Income:
Reinvested Dividends	4,090	23,132	1,653	25,725	1,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,687	99,907	81,385	60,767	1,589

Net Investment Income (Loss)	403	(76,775)	(79,732)	(35,042)	(228)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	155,748	242,006	—	219
Realized Gain (Loss) on Investments	(133)	335,820	393,584	325,126	(14)

Net Realized Capital Gains (Losses) on Investments	(133)	491,568	635,590	325,126	205
Net Change in Unrealized Appreciation (Depreciation)	(5,764)	(515,797)	(516,678)	(430,877)	(1,030)

Net Gain (Loss) on Investment	(5,897)	(24,229)	118,912	(105,751)	(825)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,494)	(101,004)	39,180	(140,793)	(1,053)

Increase (Decrease) in Net Assets from Contract Transactions	(16,693)	(344,654)	(851,383)	(657,061)	(5,849)

Total Increase (Decrease) in Net Assets	(22,187)	(445,658)	(812,203)	(797,854)	(6,902)

Net Assets as of December 31, 2015:	$214,271	$6,336,482	$5,018,533	$3,648,206	$100,863

Investment Income:
Reinvested Dividends	4,428	43,056	13,449	38,129	1,419
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,824	90,500	68,251	52,128	1,497

Net Investment Income (Loss)	1,604	(47,444)	(54,802)	(13,999)	(78)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	367,191	287,112	—	—
Realized Gain (Loss) on Investments	(12,370)	420,491	184,943	280,721	(67)

Net Realized Capital Gains (Losses) on Investments	(12,370)	787,682	472,055	280,721	(67)
Net Change in Unrealized Appreciation (Depreciation)	6,351	(254,648)	(148,553)	116,799	287

Net Gain (Loss) on Investment	(6,019)	533,034	323,502	397,520	220
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,415)	485,590	268,700	383,521	142

Increase (Decrease) in Net Assets from Contract Transactions	(35,764)	(590,205)	(742,718)	(519,341)	(5,503)

Total Increase (Decrease) in Net Assets	(40,179)	(104,615)	(474,018)	(135,820)	(5,361)

Net Assets as of December 31, 2016:	$174,092	$6,231,867	$4,544,515	$3,512,386	$95,502

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	BlackRock S&P 500 Index Investor A Shares Subaccount	BlackRock Small Cap Index Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount	BlackRock U.S. Government Bond Investor A Shares Subaccount	BlackRock Value Opportunities Investor A Shares Subaccount
Net Assets as of December 31, 2014:	$18,045,194	$82,306	$8,502,346	$27,843,768	$9,095,718

Investment Income:
Reinvested Dividends	271,489	449	890,348	486,799	219,054
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,664	1,160	492,031	344,970	110,162

Net Investment Income (Loss)	25,825	(711)	398,317	141,829	108,892
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,964	1,967	231,228	89,684	—
Realized Gain (Loss) on Investments	1,085,632	1,505	247,888	(57,001)	636,947

Net Realized Capital Gains (Losses) on Investments	1,170,596	3,472	479,116	32,683	636,947
Net Change in Unrealized Appreciation (Depreciation)	(1,257,957)	(7,536)	(1,421,373)	(431,086)	(1,398,798)

Net Gain (Loss) on Investment	(87,361)	(4,064)	(942,257)	(398,403)	(761,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,536)	(4,775)	(543,940)	(256,574)	(652,959)

Increase (Decrease) in Net Assets from Contract Transactions	(1,979,701)	(3,039)	49,280,775	(3,234,342)	(1,190,697)

Total Increase (Decrease) in Net Assets	(2,041,237)	(7,814)	48,736,835	(3,490,916)	(1,843,656)

Net Assets as of December 31, 2015:	$16,003,957	$74,492	$57,239,181	$24,352,852	$7,252,062

Investment Income:
Reinvested Dividends	294,688	649	1,648,446	380,557	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	235,058	838	962,071	296,247	95,691

Net Investment Income (Loss)	59,630	(189)	686,375	84,310	(95,691)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,382	2,235	—	34,796	258,701
Realized Gain (Loss) on Investments	729,369	3,490	17,050	(35,601)	596,897

Net Realized Capital Gains (Losses) on Investments	799,751	5,725	17,050	(805)	855,598
Net Change in Unrealized Appreciation (Depreciation)	755,971	3,567	(339,077)	44,580	671,053

Net Gain (Loss) on Investment	1,555,722	9,292	(322,027)	43,775	1,526,651
Net Increase (Decrease) in Net Assets Resulting from Operations	1,615,352	9,103	364,348	128,085	1,430,960

Increase (Decrease) in Net Assets from Contract Transactions	113,117	(15,206)	20,156,436	(5,521,193)	(1,151,581)

Total Increase (Decrease) in Net Assets	1,728,469	(6,103)	20,520,784	(5,393,108)	279,379

Net Assets as of December 31, 2016:	$17,732,426	$68,389	$77,759,965	$18,959,744	$7,531,441

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Acorn International Class A Shares Subaccount	Columbia Acorn USA Class A Shares Subaccount	Columbia Large Cap Growth III Class A Shares Subaccount(1)	Columbia Mid Cap Growth Class A Shares Subaccount
Net Assets as of December 31, 2014:	$694,632	$39,846,071	$21,042,047	$—	$353,619

Investment Income:
Reinvested Dividends	14,506	356,609	—	—	3,470
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,894	589,090	241,446	—	5,178

Net Investment Income (Loss)	4,612	(232,481)	(241,446)	—	(1,708)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116,419	1,416,084	2,249,958	—	56,288
Realized Gain (Loss) on Investments	29,589	139,398	117,468	—	(3,646)

Net Realized Capital Gains (Losses) on Investments	146,008	1,555,482	2,367,426	—	52,642
Net Change in Unrealized Appreciation (Depreciation)	(111,415)	(2,256,325)	(2,834,493)	—	(41,683)

Net Gain (Loss) on Investment	34,593	(700,843)	(467,067)	—	10,959
Net Increase (Decrease) in Net Assets Resulting from Operations	39,205	(933,324)	(708,513)	—	9,251

Increase (Decrease) in Net Assets from Contract Transactions	(84,031)	(3,106,986)	(14,150,761)	—	30,874

Total Increase (Decrease) in Net Assets	(44,826)	(4,040,310)	(14,859,274)	—	40,125

Net Assets as of December 31, 2015:	$649,806	$35,805,761	$6,182,773	$—	$393,744

Investment Income:
Reinvested Dividends	16,947	119,248	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,747	506,537	84,203	15,191	5,623

Net Investment Income (Loss)	7,200	(387,289)	(84,203)	(15,191)	(5,623)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,575	225,455	2,222,263	42,067	26,169
Realized Gain (Loss) on Investments	9,098	(301,437)	(1,069,927)	555	(10,748)

Net Realized Capital Gains (Losses) on Investments	28,673	(75,982)	1,152,336	42,622	15,421
Net Change in Unrealized Appreciation (Depreciation)	106	(728,723)	(477,223)	43,080	(8,373)

Net Gain (Loss) on Investment	28,779	(804,705)	675,113	85,702	7,048
Net Increase (Decrease) in Net Assets Resulting from Operations	35,979	(1,191,994)	590,910	70,511	1,425

Increase (Decrease) in Net Assets from Contract Transactions	(75,383)	(3,930,222)	(1,114,682)	5,741,259	38,617

Total Increase (Decrease) in Net Assets	(39,404)	(5,122,216)	(523,772)	5,811,770	40,042

Net Assets as of December 31, 2016:	$610,402	$30,683,545	$5,659,001	$5,811,770	$433,786

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Columbia Select Smaller-Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Smid Cap Growth Class A Shares Subaccount	Dreyfus Appreciation Investor Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount
Net Assets as of December 31, 2014:	$15,907,996	$31,990,002	$4,249,832	$23,290,486	$3,646,199

Investment Income:
Reinvested Dividends	—	231,782	—	308,466	131,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	195,382	416,420	53,877	281,690	50,894

Net Investment Income (Loss)	(195,382)	(184,638)	(53,877)	26,776	81,039
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,529,419	5,368,089	360,037	3,395,176	—
Realized Gain (Loss) on Investments	386,086	768,784	271,160	2,378,828	(28,954)

Net Realized Capital Gains (Losses) on Investments	1,915,505	6,136,873	631,197	5,774,004	(28,954)
Net Change in Unrealized Appreciation (Depreciation)	(2,348,778)	(5,408,836)	(344,833)	(6,494,554)	(158,065)

Net Gain (Loss) on Investment	(433,273)	728,037	286,364	(720,550)	(187,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	(628,655)	543,399	232,487	(693,774)	(105,980)

Increase (Decrease) in Net Assets from Contract Transactions	(1,571,694)	(5,293,095)	(1,040,792)	(8,935,891)	(471,609)

Total Increase (Decrease) in Net Assets	(2,200,349)	(4,749,696)	(808,305)	(9,629,665)	(577,589)

Net Assets as of December 31, 2015:	$13,707,647	$27,240,306	$3,441,527	$13,660,821	$3,068,610

Investment Income:
Reinvested Dividends	—	197,739	—	187,909	126,529
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169,302	357,867	43,366	195,540	46,416

Net Investment Income (Loss)	(169,302)	(160,128)	(43,366)	(7,631)	80,113
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	804,284	3,020,043	1,005,596	2,769,733	—
Realized Gain (Loss) on Investments	(13,784)	(391,552)	106,460	(212,664)	(43,691)

Net Realized Capital Gains (Losses) on Investments	790,500	2,628,491	1,112,056	2,557,069	(43,691)
Net Change in Unrealized Appreciation (Depreciation)	790,686	127,608	(1,246,375)	(1,858,843)	240,347

Net Gain (Loss) on Investment	1,581,186	2,756,099	(134,319)	698,226	196,656
Net Increase (Decrease) in Net Assets Resulting from Operations	1,411,884	2,595,971	(177,685)	690,595	276,769

Increase (Decrease) in Net Assets from Contract Transactions	(2,153,979)	(4,115,467)	(480,006)	(2,414,809)	(110,334)

Total Increase (Decrease) in Net Assets	(742,095)	(1,519,496)	(657,691)	(1,724,214)	166,435

Net Assets as of December 31, 2016:	$12,965,552	$25,720,810	$2,783,836	$11,936,607	$3,235,045

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Equity Income Class A Shares Subaccount	Federated Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount
Net Assets as of December 31, 2014:	$4,173,174	$786,394	$4,957,034	$2,305,374	$1,728,115

Investment Income:
Reinvested Dividends	58,365	16,837	—	—	6,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,177	13,468	71,840	70,533	22,693

Net Investment Income (Loss)	(4,812)	3,369	(71,840)	(70,533)	(16,549)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	339,632	7,783	652,477	189,190	—
Realized Gain (Loss) on Investments	(377,321)	19,673	239,783	663,475	50,578

Net Realized Capital Gains (Losses) on Investments	(37,689)	27,456	892,260	852,665	50,578
Net Change in Unrealized Appreciation (Depreciation)	(87,674)	(84,845)	(580,953)	(636,222)	9,314

Net Gain (Loss) on Investment	(125,363)	(57,389)	311,307	216,443	59,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,175)	(54,020)	239,467	145,910	43,343

Increase (Decrease) in Net Assets from Contract Transactions	(257,967)	72,682	(605,024)	5,341,915	(136,921)

Total Increase (Decrease) in Net Assets	(388,142)	18,662	(365,557)	5,487,825	(93,578)

Net Assets as of December 31, 2015:	$3,785,032	$805,056	$4,591,477	$7,793,199	$1,634,537

Investment Income:
Reinvested Dividends	52,446	21,026	—	—	13,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,702	14,104	63,651	93,283	18,838

Net Investment Income (Loss)	(3,256)	6,922	(63,651)	(93,283)	(5,174)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	20,388	410,052	422,934	1,035
Realized Gain (Loss) on Investments	(156,096)	1,801	47,651	287,201	49,659

Net Realized Capital Gains (Losses) on Investments	(156,096)	22,189	457,703	710,135	50,694
Net Change in Unrealized Appreciation (Depreciation)	445,126	56,835	(312,776)	(705,357)	(153,436)

Net Gain (Loss) on Investment	289,030	79,024	144,927	4,778	(102,742)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,774	85,946	81,276	(88,505)	(107,916)

Increase (Decrease) in Net Assets from Contract Transactions	(260,896)	249,114	(371,890)	(584,903)	(168,066)

Total Increase (Decrease) in Net Assets	24,878	335,060	(290,614)	(673,408)	(275,982)

Net Assets as of December 31, 2016:	$3,809,910	$1,140,116	$4,300,863	$7,119,791	$1,358,555

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Foreign Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount
Net Assets as of December 31, 2014:	$1,440,793	$109,922,954	$7,130,466	$763,343	$13,938,328

Investment Income:
Reinvested Dividends	1,436	1,492,906	94,113	—	7,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,181	1,660,220	91,181	9,893	93,526

Net Investment Income (Loss)	(14,745)	(167,314)	2,932	(9,893)	(86,480)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,467	55,596	—	34,727	75,352
Realized Gain (Loss) on Investments	91,026	850,106	332,356	13,434	1,766,947

Net Realized Capital Gains (Losses) on Investments	107,493	905,702	332,356	48,161	1,842,299
Net Change in Unrealized Appreciation (Depreciation)	(142,236)	(9,541,840)	(818,668)	(9,432)	(1,877,685)

Net Gain (Loss) on Investment	(34,743)	(8,636,138)	(486,312)	38,729	(35,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,488)	(8,803,452)	(483,380)	28,836	(121,866)

Increase (Decrease) in Net Assets from Contract Transactions	(305,342)	5,668,288	(866,607)	(67,426)	(13,167,826)

Total Increase (Decrease) in Net Assets	(354,830)	(3,135,164)	(1,349,987)	(38,590)	(13,289,692)

Net Assets as of December 31, 2015:	$1,085,963	$106,787,790	$5,780,479	$724,753	$648,636

Investment Income:
Reinvested Dividends	6,168	1,575,202	80,579	—	4,851
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,568	1,365,740	77,693	8,070	7,462

Net Investment Income (Loss)	(7,400)	209,462	2,886	(8,070)	(2,611)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,292	—	—	24,153	52,237
Realized Gain (Loss) on Investments	20,964	(816,344)	184,788	6,181	(29,908)

Net Realized Capital Gains (Losses) on Investments	23,256	(816,344)	184,788	30,334	22,329
Net Change in Unrealized Appreciation (Depreciation)	74,436	9,351,482	227,103	(22,115)	26,729

Net Gain (Loss) on Investment	97,692	8,535,138	411,891	8,219	49,058
Net Increase (Decrease) in Net Assets Resulting from Operations	90,292	8,744,600	414,777	149	46,447

Increase (Decrease) in Net Assets from Contract Transactions	(80,002)	(30,629,831)	(579,840)	(98,509)	(137,896)

Total Increase (Decrease) in Net Assets	10,290	(21,885,231)	(165,063)	(98,360)	(91,449)

Net Assets as of December 31, 2016:	$1,096,253	$84,902,559	$5,615,416	$626,393	$557,187

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Invesco Comstock Class A Shares Subaccount	Invesco Equity and Income Class A Shares Subaccount	Invesco Mid Cap Core Equity Class A Shares Subaccount	Invesco Mid Cap Growth Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount
Net Assets as of December 31, 2014:	$81,798,948	$4,515,217	$3,606,164	$2,483,390	$422,871

Investment Income:
Reinvested Dividends	819,675	85,874	1,098	—	3,329
Investment Expense:
Mortality and Expense Risk and Administrative Charges	891,687	52,660	52,601	30,284	5,603

Net Investment Income (Loss)	(72,012)	33,214	(51,503)	(30,284)	(2,274)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,781,924	96,484	180,556	149,086	42,608
Realized Gain (Loss) on Investments	9,058,571	244,488	32,594	250,662	17,362

Net Realized Capital Gains (Losses) on Investments	13,840,495	340,972	213,150	399,748	59,970
Net Change in Unrealized Appreciation (Depreciation)	(18,704,936)	(512,097)	(342,261)	(343,087)	(102,501)

Net Gain (Loss) on Investment	(4,864,441)	(171,125)	(129,111)	56,661	(42,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,936,453)	(137,911)	(180,614)	26,377	(44,805)

Increase (Decrease) in Net Assets from Contract Transactions	(20,242,348)	(823,386)	(435,678)	(526,810)	(42,870)

Total Increase (Decrease) in Net Assets	(25,178,801)	(961,297)	(616,292)	(500,433)	(87,675)

Net Assets as of December 31, 2015:	$56,620,147	$3,553,920	$2,989,872	$1,982,957	$335,196

Investment Income:
Reinvested Dividends	1,060,275	58,716	8,374	—	477
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703,110	42,316	46,365	22,500	4,367

Net Investment Income (Loss)	357,165	16,400	(37,991)	(22,500)	(3,890)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,524,493	89,401	272,730	44,225	3,334
Realized Gain (Loss) on Investments	4,723,289	119,405	(25,437)	97,989	(14)

Net Realized Capital Gains (Losses) on Investments	7,247,782	208,806	247,293	142,214	3,320
Net Change in Unrealized Appreciation (Depreciation)	(1,078,553)	168,896	82,537	(143,033)	42,570

Net Gain (Loss) on Investment	6,169,229	377,702	329,830	(819)	45,890
Net Increase (Decrease) in Net Assets Resulting from Operations	6,526,394	394,102	291,839	(23,319)	42,000

Increase (Decrease) in Net Assets from Contract Transactions	(17,319,416)	(652,096)	(360,837)	(301,236)	(70,024)

Total Increase (Decrease) in Net Assets	(10,793,022)	(257,994)	(68,998)	(324,555)	(28,024)

Net Assets as of December 31, 2016:	$45,827,125	$3,295,926	$2,920,874	$1,658,402	$307,172

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Janus Enterprise Class A Shares Subaccount	Janus Forty Class A Shares Subaccount	JPMorgan Multi-Cap Market Neutral Class A Shares Subaccount	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount
Net Assets as of December 31, 2014:	$2,720,044	$7,947,014	$485,384	$1,601,269	$1,620,222

Investment Income:
Reinvested Dividends	159,991	31,935	—	—	34,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	144,723	116,385	7,274	23,655	22,727

Net Investment Income (Loss)	15,268	(84,450)	(7,274)	(23,655)	11,532
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,393	948,462	—	121,033	103,722
Realized Gain (Loss) on Investments	505,656	(134,069)	3,552	33,410	208,110

Net Realized Capital Gains (Losses) on Investments	1,423,049	814,393	3,552	154,443	311,832
Net Change in Unrealized Appreciation (Depreciation)	(285,079)	52,939	2,109	(176,587)	(408,435)

Net Gain (Loss) on Investment	1,137,970	867,332	5,661	(22,144)	(96,603)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,153,238	782,882	(1,613)	(45,799)	(85,071)

Increase (Decrease) in Net Assets from Contract Transactions	24,200,105	(1,524,669)	(23,727)	(83,670)	(194,860)

Total Increase (Decrease) in Net Assets	25,353,343	(741,787)	(25,340)	(129,469)	(279,931)

Net Assets as of December 31, 2015:	$28,073,387	$7,205,227	$460,044	$1,471,800	$1,340,291

Investment Income:
Reinvested Dividends	—	—	—	—	32,484
Investment Expense:
Mortality and Expense Risk and Administrative Charges	444,345	103,751	6,491	21,643	18,643

Net Investment Income (Loss)	(444,345)	(103,751)	(6,491)	(21,643)	13,841
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	607,609	403,170	—	53,728	71,089
Realized Gain (Loss) on Investments	401,369	(297,714)	6,540	513	47,752

Net Realized Capital Gains (Losses) on Investments	1,008,978	105,456	6,540	54,241	118,841
Net Change in Unrealized Appreciation (Depreciation)	2,008,149	55,232	(12,870)	62,811	52,000

Net Gain (Loss) on Investment	3,017,127	160,688	(6,330)	117,052	170,841
Net Increase (Decrease) in Net Assets Resulting from Operations	2,572,782	56,937	(12,821)	95,409	184,682

Increase (Decrease) in Net Assets from Contract Transactions	6,097,057	(616,741)	(59,201)	(90,150)	(139,368)

Total Increase (Decrease) in Net Assets	8,669,839	(559,804)	(72,022)	5,259	45,314

Net Assets as of December 31, 2016:	$36,743,226	$6,645,423	$388,022	$1,477,059	$1,385,605

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount
Net Assets as of December 31, 2014:	$17,300,860	$18,261,579	$2,242,763	$16,053,314	$16,302,476

Investment Income:
Reinvested Dividends	712,969	119,846	—	—	260,240
Investment Expense:
Mortality and Expense Risk and Administrative Charges	224,196	231,776	73,987	200,899	216,531

Net Investment Income (Loss)	488,773	(111,930)	(73,987)	(200,899)	43,709
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,119	—	314,461	395,698	—
Realized Gain (Loss) on Investments	158,707	1,234,564	731,602	1,263,234	328,528

Net Realized Capital Gains (Losses) on Investments	276,826	1,234,564	1,046,063	1,658,932	328,528
Net Change in Unrealized Appreciation (Depreciation)	(1,176,339)	(1,887,119)	(677,392)	(965,696)	(905,955)

Net Gain (Loss) on Investment	(899,513)	(652,555)	368,671	693,236	(577,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	(410,740)	(764,485)	294,684	492,337	(533,718)

Increase (Decrease) in Net Assets from Contract Transactions	(2,496,327)	(1,208,203)	5,978,058	(2,513,178)	24,263

Total Increase (Decrease) in Net Assets	(2,907,067)	(1,972,688)	6,272,742	(2,020,841)	(509,455)

Net Assets as of December 31, 2015:	$14,393,793	$16,288,891	$8,515,505	$14,032,473	$15,793,021

Investment Income:
Reinvested Dividends	663,835	90,992	—	—	202,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges	192,903	205,022	145,294	172,719	176,773

Net Investment Income (Loss)	470,932	(114,030)	(145,294)	(172,719)	25,419
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	198,850	697,480	—
Realized Gain (Loss) on Investments	6,494	1,982,295	8,204	583,546	60,448

Net Realized Capital Gains (Losses) on Investments	6,494	1,982,295	207,054	1,281,026	60,448
Net Change in Unrealized Appreciation (Depreciation)	953,663	154,265	116,568	(732,040)	(501,490)

Net Gain (Loss) on Investment	960,157	2,136,560	323,622	548,986	(441,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,431,089	2,022,530	178,328	376,267	(415,623)

Increase (Decrease) in Net Assets from Contract Transactions	(2,160,371)	(3,176,454)	3,561,339	(1,289,757)	(3,101,977)

Total Increase (Decrease) in Net Assets	(729,282)	(1,153,924)	3,739,667	(913,490)	(3,517,600)

Net Assets as of December 31, 2016:	$13,664,511	$15,134,967	$12,255,172	$13,118,983	$12,275,421

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Oppenheimer Capital Appreciation Class A Shares Subaccount	Oppenheimer Fundamental Alternatives Class A Shares Subaccount	Oppenheimer Global Class A Shares Subaccount	Oppenheimer Main Street Mid Cap® Class A Shares Subaccount	Oppenheimer Main Street® Class A Shares Subaccount
Net Assets as of December 31, 2014:	$1,214,863	$935,232	$2,875,961	$1,754,005	$2,008,458

Investment Income:
Reinvested Dividends	—	4,582	16,237	5,515	14,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,946	11,757	35,740	23,724	25,324

Net Investment Income (Loss)	(17,946)	(7,175)	(19,503)	(18,209)	(10,348)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,964	—	104,998	162,977	191,294
Realized Gain (Loss) on Investments	33,989	13,996	193,512	98,729	153,917

Net Realized Capital Gains (Losses) on Investments	162,953	13,996	298,510	261,706	345,211
Net Change in Unrealized Appreciation (Depreciation)	(123,332)	(21)	(182,953)	(375,332)	(298,215)

Net Gain (Loss) on Investment	39,621	13,975	115,557	(113,626)	46,996
Net Increase (Decrease) in Net Assets Resulting from Operations	21,675	6,800	96,054	(131,835)	36,648

Increase (Decrease) in Net Assets from Contract Transactions	(184,193)	(84,133)	(523,845)	(200,289)	(361,205)

Total Increase (Decrease) in Net Assets	(162,518)	(77,333)	(427,791)	(332,124)	(324,557)

Net Assets as of December 31, 2015:	$1,052,345	$857,899	$2,448,170	$1,421,881	$1,683,901

Investment Income:
Reinvested Dividends	724	1,966	13,896	11,684	20,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,405	10,585	27,293	20,409	24,679

Net Investment Income (Loss)	(13,681)	(8,619)	(13,397)	(8,725)	(4,527)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,532	—	—	28,958	35,199
Realized Gain (Loss) on Investments	(76,136)	10,792	88,220	14,845	93,546

Net Realized Capital Gains (Losses) on Investments	(37,604)	10,792	88,220	43,803	128,745
Net Change in Unrealized Appreciation (Depreciation)	11,291	(2,478)	(123,832)	122,988	40,488

Net Gain (Loss) on Investment	(26,313)	8,314	(35,612)	166,791	169,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,994)	(305)	(49,009)	158,066	164,706

Increase (Decrease) in Net Assets from Contract Transactions	(38,944)	(92,421)	(374,918)	(235,131)	65,449

Total Increase (Decrease) in Net Assets	(78,938)	(92,726)	(423,927)	(77,065)	230,155

Net Assets as of December 31, 2016:	$973,407	$765,173	$2,024,243	$1,344,816	$1,914,056

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount
Net Assets as of December 31, 2014:	$11,755,821	$66,806,304	$44,947,971	$212,157,448	$1,074,624

Investment Income:
Reinvested Dividends	550,047	1,341,647	269,929	4,103,715	8,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	175,142	950,322	642,832	2,488,396	15,530

Net Investment Income (Loss)	374,905	391,325	(372,903)	1,615,319	(6,980)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	4,553,441	116,187
Realized Gain (Loss) on Investments	(1,438,148)	(591,379)	(784,819)	(4,389,067)	(35,535)

Net Realized Capital Gains (Losses) on Investments	(1,438,148)	(591,379)	(784,819)	164,374	80,652
Net Change in Unrealized Appreciation (Depreciation)	(2,404,070)	(539,886)	(770,825)	(3,524,261)	(94,478)

Net Gain (Loss) on Investment	(3,842,218)	(1,131,265)	(1,555,644)	(3,359,887)	(13,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,467,313)	(739,940)	(1,928,547)	(1,744,568)	(20,806)

Increase (Decrease) in Net Assets from Contract Transactions	2,367,735	(7,785,756)	(3,804,212)	(77,034,031)	(72,218)

Total Increase (Decrease) in Net Assets	(1,099,578)	(8,525,696)	(5,732,759)	(78,778,599)	(93,024)

Net Assets as of December 31, 2015:	$10,656,243	$58,280,608	$39,215,212	$133,378,849	$981,600

Investment Income:
Reinvested Dividends	63,674	928,217	260,922	3,029,263	10,147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,150	839,864	570,089	1,683,416	14,214

Net Investment Income (Loss)	(92,476)	88,353	(309,167)	1,345,847	(4,067)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	152,557
Realized Gain (Loss) on Investments	(2,764,534)	(428,654)	(570,847)	(3,562,674)	(92,200)

Net Realized Capital Gains (Losses) on Investments	(2,764,534)	(428,654)	(570,847)	(3,562,674)	60,357
Net Change in Unrealized Appreciation (Depreciation)	4,139,780	368,302	2,075,421	3,748,188	14,086

Net Gain (Loss) on Investment	1,375,246	(60,352)	1,504,574	185,514	74,443
Net Increase (Decrease) in Net Assets Resulting from Operations	1,282,770	28,001	1,195,407	1,531,361	70,376

Increase (Decrease) in Net Assets from Contract Transactions	(1,481,520)	(4,191,156)	(4,144,511)	(33,947,737)	(111,809)

Total Increase (Decrease) in Net Assets	(198,750)	(4,163,155)	(2,949,104)	(32,416,376)	(41,433)

Net Assets as of December 31, 2016:	$10,457,493	$54,117,453	$36,266,108	$100,962,473	$940,167

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Pioneer Emerging Markets Class A Shares Subaccount	Pioneer High Yield Class A Shares Subaccount	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam Fund for Growth and Income Class A Shares Subaccount
Net Assets as of December 31, 2014:	$4,786,397	$3,307,152	$3,350,691	$387,219	$662,684

Investment Income:
Reinvested Dividends	129,633	152,539	59,168	—	10,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,201	48,563	47,249	7,005	9,318

Net Investment Income (Loss)	62,432	103,976	11,919	(7,005)	1,039
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,607	20,546	341,950	34,749	—
Realized Gain (Loss) on Investments	(383,847)	(39,731)	192,850	9,360	7,493

Net Realized Capital Gains (Losses) on Investments	(305,240)	(19,185)	534,800	44,109	7,493
Net Change in Unrealized Appreciation (Depreciation)	(568,247)	(267,535)	(451,250)	(43,163)	(71,790)

Net Gain (Loss) on Investment	(873,487)	(286,720)	83,550	946	(64,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	(811,055)	(182,744)	95,469	(6,059)	(63,258)

Increase (Decrease) in Net Assets from Contract Transactions	(166,057)	(317,095)	(454,688)	39,644	73,426

Total Increase (Decrease) in Net Assets	(977,112)	(499,839)	(359,219)	33,585	10,168

Net Assets as of December 31, 2015:	$3,809,285	$2,807,313	$2,991,472	$420,804	$672,852

Investment Income:
Reinvested Dividends	—	142,068	91,494	—	11,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,518	42,136	44,767	4,960	8,420

Net Investment Income (Loss)	(58,518)	99,932	46,727	(4,960)	2,933
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	199,838	5,086	—
Realized Gain (Loss) on Investments	(464,704)	(79,954)	99,375	12,553	31,785

Net Realized Capital Gains (Losses) on Investments	(464,704)	(79,954)	299,213	17,639	31,785
Net Change in Unrealized Appreciation (Depreciation)	729,664	305,610	(223,409)	(15,527)	47,478

Net Gain (Loss) on Investment	264,960	225,656	75,804	2,112	79,263
Net Increase (Decrease) in Net Assets Resulting from Operations	206,442	325,588	122,531	(2,848)	82,196

Increase (Decrease) in Net Assets from Contract Transactions	98,380	(393,800)	64,750	(113,164)	(102,329)

Total Increase (Decrease) in Net Assets	304,822	(68,212)	187,281	(116,012)	(20,133)

Net Assets as of December 31, 2016:	$4,114,107	$2,739,101	$3,178,753	$304,792	$652,719

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	Putnam Growth Opportunities Class A Shares Subaccount(1)	Putnam International Equity Class A Shares Subaccount	Ready Assets Government Liquidity Subaccount	TA Dividend Focused Class A Shares Subaccount	TA Flexible Income Class A Shares Subaccount
Net Assets as of December 31, 2014:	$—	$1,785,498	$7,900,404	$64,897,571	$1,107,902

Investment Income:
Reinvested Dividends	—	43,523	2	771,172	33,897
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	23,874	106,563	640,942	15,297

Net Investment Income (Loss)	—	19,649	(106,561)	130,230	18,600
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	253	6,062,189	—
Realized Gain (Loss) on Investments	—	47,810	—	(311,098)	1,297

Net Realized Capital Gains (Losses) on Investments	—	47,810	253	5,751,091	1,297
Net Change in Unrealized Appreciation (Depreciation)	—	(85,633)	—	(8,290,752)	(40,810)

Net Gain (Loss) on Investment	—	(37,823)	253	(2,539,661)	(39,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(18,174)	(106,308)	(2,409,431)	(20,913)

Increase (Decrease) in Net Assets from Contract Transactions	—	(170,475)	(387,418)	(21,804,095)	(140,393)

Total Increase (Decrease) in Net Assets	—	(188,649)	(493,726)	(24,213,526)	(161,306)

Net Assets as of December 31, 2015:	$—	$1,596,849	$7,406,678	$40,684,045	$946,596

Investment Income:
Reinvested Dividends	124	286,305	2	1,215,555	37,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,734	113,803	109,747	759,429	14,838

Net Investment Income (Loss)	(3,610)	172,502	(109,745)	456,126	22,474
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	85	9,150,430	—
Realized Gain (Loss) on Investments	20	169,629	—	(1,462,505)	(1,036)

Net Realized Capital Gains (Losses) on Investments	20	169,629	85	7,687,925	(1,036)
Net Change in Unrealized Appreciation (Depreciation)	15,087	(161,545)	—	(783,598)	18,985

Net Gain (Loss) on Investment	15,107	8,084	85	6,904,327	17,949
Net Increase (Decrease) in Net Assets Resulting from Operations	11,497	180,586	(109,660)	7,360,453	40,423

Increase (Decrease) in Net Assets from Contract Transactions	1,503,549	8,043,197	(10,677)	24,593,973	55,748

Total Increase (Decrease) in Net Assets	1,515,046	8,223,783	(120,337)	31,954,426	96,171

Net Assets as of December 31, 2016:	$1,515,046	$9,820,632	$7,286,341	$72,638,471	$1,042,767

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016, Except as Noted

	TA Multi-Cap Growth Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount	TA US Growth Class A Shares Subaccount
Net Assets as of December 31, 2014:	$30,780,518	$49,923,505	$52,848,687

Investment Income:
Reinvested Dividends	—	43,721	2,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	379,244	683,306	731,088

Net Investment Income (Loss)	(379,244)	(639,585)	(728,960)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,135,650	3,620,292	1,096,953
Realized Gain (Loss) on Investments	(709,614)	429,805	2,450,120

Net Realized Capital Gains (Losses) on Investments	426,036	4,050,097	3,547,073
Net Change in Unrealized Appreciation (Depreciation)	(2,633,623)	(5,356,238)	(556,877)

Net Gain (Loss) on Investment	(2,207,587)	(1,306,141)	2,990,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,586,831)	(1,945,726)	2,261,236

Increase (Decrease) in Net Assets from Contract Transactions	(15,761,301)	(6,188,530)	(11,152,227)

Total Increase (Decrease) in Net Assets	(18,348,132)	(8,134,256)	(8,890,991)

Net Assets as of December 31, 2015:	$12,432,386	$41,789,249	$43,957,696

Investment Income:
Reinvested Dividends	—	336,703	27,769
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,467	605,645	626,006

Net Investment Income (Loss)	(134,467)	(268,942)	(598,237)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	246,002	2,073,269	879,126
Realized Gain (Loss) on Investments	(3,438,649)	(71,517)	1,125,951

Net Realized Capital Gains (Losses) on Investments	(3,192,647)	2,001,752	2,005,077
Net Change in Unrealized Appreciation (Depreciation)	1,761,930	5,361,412	(1,101,274)

Net Gain (Loss) on Investment	(1,430,717)	7,363,164	903,803
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,565,184)	7,094,222	305,566

Increase (Decrease) in Net Assets from Contract Transactions	(9,598,440)	(5,945,976)	(3,782,015)

Total Increase (Decrease) in Net Assets	(11,163,624)	1,148,246	(3,476,449)

Net Assets as of December 31, 2016:	$1,268,762	$42,937,495	$40,481,247

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TALIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TALIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
Allianz Funds	Allianz Funds
AllianzGI NFJ Dividend Value Class A Shares	AllianzGI NFJ Dividend Value Fund Class A Shares
AllianzGI NFJ Mid-Cap Value Class A Shares	AllianzGI NFJ Mid-Cap Value Fund Class A Shares
AllianzGI NFJ Small-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Fund Class A Shares
American Century Capital Portfolios, Inc.	American Century Capital Portfolios, Inc.
American Century Equity Income A Class	American Century Equity Income Fund A Class
American Century Mutual Funds, Inc.	American Century Mutual Funds, Inc.
American Century Ultra® A Class	American Century Ultra® Fund A Class
American Funds	American Funds
American Funds - Bond Fund of America Class F -1 Shares	American Funds - Bond Fund of America Fund® Class F -1 Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund® Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund® Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund® Class F -1 Shares
American Funds - The Bond Fund of America Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund® Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund® Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund® Class A Shares
The Managers Fund	The Managers Fund
AMG Managers Cadence Capital Appreciation Class N Shares	AMG Managers Cadence Capital Appreciation Fund Class N Shares

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Basic Value Investor A Shares	BlackRock Basic Value Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock Global Opportunities Investor A Shares	BlackRock Global Opportunities Portfolio Investor A Shares
BlackRock Global SmallCap Investor A Shares	BlackRock Global SmallCap Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock International Index Investor A Shares	BlackRock International Index Fund Investor A Shares
BlackRock Large Cap Core Investor A Shares	BlackRock Large Cap Core Fund Investor A Shares
BlackRock Large Cap Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Value Investor A Shares	BlackRock Large Cap Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock S&P 500 Index Investor A Shares	BlackRock S&P 500 Index Fund Investor A Shares
BlackRock Small Cap Index Investor A Shares	BlackRock U.S. Government Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Portfolio Investor A Shares
BlackRock Value Opportunities Investor A Shares	BlackRock Value Opportunities Fund Investor A Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Acorn Trust	Columbia Acorn Trust
Columbia Acorn International Class A Shares	Columbia Acorn International Class A Shares
Columbia Acorn USA Class A Shares	Columbia Acorn USA Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth III Class A Shares	Columbia Large Cap Growth Fund III Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Smaller-Cap Value Class A Shares	Columbia Select Smaller-Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Investor Shares	Dreyfus Appreciation Investor Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Equity Income Class A Shares	Federated Equity Income Fund Class A Shares
Federated Kaufmann Class A Shares	Federated Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Foreign Class A Shares	Franklin Templeton Foreign Fund Class A Shares
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Mid Cap Core Equity Class A Shares	Invesco Mid Cap Core Equity Fund Class A Shares
Invesco Mid Cap Growth Class A Shares	Invesco Mid Cap Growth Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Enterprise Class A Shares	Janus Enterprise Fund Class A Shares
Janus Forty Class A Shares	Janus Forty Fund Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Multi-Cap Market Neutral Class A Shares	JPMorgan Multi-Cap Market Neutral Fund Class A Shares
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
Oppenheimer Funds, Inc.	Oppenheimer Funds, Inc.
Oppenheimer Capital Appreciation Class A Shares	Oppenheimer Capital Appreciation Fund Class A Shares
Oppenheimer Fundamental Alternatives Class A Shares	Oppenheimer Fundamental Alternatives Fund Class A Shares
Oppenheimer Global Class A Shares	Oppenheimer Global Fund Class A Shares
Oppenheimer Main Street Mid Cap® Class A Shares	Oppenheimer Main Street Mid Cap® Fund Class A Shares
Oppenheimer Main Street® Class A Shares	Oppenheimer Main Street® Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer Emerging Markets Class A Shares	Pioneer Emerging Markets Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Pioneer Funds	Pioneer Funds
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Fund for Growth and Income Class A Shares	Putnam Fund for Growth and Income Class A Shares
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Government Liquidity	Ready Assets Government Liquidity Fund
Transamerica Funds	Transamerica Funds
TA Dividend Focused Class A Shares	Transamerica Dividend Focused VP Class A Shares
TA Flexible Income Class A Shares	Transamerica Flexible Income VP Class A Shares
TA Multi-Cap Growth Class A Shares	Transamerica Multi-Cap Growth VP Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value VP Class A Shares
TA US Growth Class A Shares	Transamerica US Growth VP Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Columbia Large Cap Growth III Class A Shares	October 28, 2016
Putnam Growth Opportunities Class A Shares	October 21, 2016
TA Dividend Focused Class A Shares	February 5, 2014
Invesco American Franchise Fund Class A Shares	September 13, 2013
BlackRock S&P 500 Index Investor A Shares	April 19, 2013
Federated Equity Income Class A Shares	April 19, 2013
TA US Growth Class A Shares	February 10, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
Ready Assets Government Liquidity	Ready Assets Prime Money
TA Multi-Cap Growth Class A Shares	TA Growth Opportunities Class A Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Columbia Large Cap Growth III Class A Shares	Columbia Large Cap Growth V Class A Shares
Putnam Growth Opportunities Class A Shares	Putnam Voyager Class A Shares

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$863,030	$2,438,739
AB Growth and Income Class A Shares	4,000,773	1,341,360
AB International Value Class A Shares	317,997	554,437
AB Large Cap Growth Class A Shares	545,236	642,482
AB Value Class A Shares	55,571	127,536
AllianzGI NFJ Dividend Value Class A Shares	726,630	1,000,965
AllianzGI NFJ Mid-Cap Value Class A Shares	43,564	432,146
AllianzGI NFJ Small-Cap Value Class A Shares	337,003	837,958
American Century Equity Income A Class	894,616	1,449,012
American Century Ultra® A Class	2,266	8,532
American Funds - Bond Fund of America Class F -1 Shares	576,542	973,931
American Funds - EuroPacific Growth Fund® Class F -1 Shares	773,439	1,395,871
American Funds - Growth Fund of America® Class F -1 Shares	1,512,272	3,202,793
American Funds - Income Fund of America® Class F -1 Shares	321,705	842,965
American Funds - Investment Company of America® Class F -1 Shares	494,967	1,188,450
American Funds - The Bond Fund of America Class A Shares	255,651	1,498,156
American Funds - The Growth Fund of America® Class A Shares	2,857,773	8,744,052
American Funds - The Income Fund of America® Class A Shares	691,295	3,547,176
American Funds - The Investment Company of America Class A Shares	1,933,344	5,507,343
AMG Managers Cadence Capital Appreciation Class N Shares	600	3,802
BlackRock Basic Value Investor A Shares	1,923,620	21,149,286
BlackRock Capital Appreciation Investor A Shares	4,735,750	11,953,450
BlackRock Global Allocation Investor A Shares	5,820,184	17,692,443
BlackRock Global Opportunities Investor A Shares	110,056	314,369
BlackRock Global SmallCap Investor A Shares	36,664	91,293
BlackRock High Yield Bond Investor A Shares	2,022,926	4,339,571
BlackRock International Investor A Shares	384,250	483,507
BlackRock International Index Investor A Shares	88,373	122,532
BlackRock Large Cap Core Investor A Shares	676,934	947,391
BlackRock Large Cap Growth Investor A Shares	906,861	1,417,268
BlackRock Large Cap Value Investor A Shares	285,695	819,037
BlackRock Low Duration Bond Investor A Shares	1,419	6,997
BlackRock S&P 500 Index Investor A Shares	3,146,937	2,903,807
BlackRock Small Cap Index Investor A Shares	2,885	16,044
BlackRock Total Return Investor A Shares	30,882,080	10,039,240
BlackRock U.S. Government Bond Investor A Shares	2,213,318	7,615,388

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
BlackRock Value Opportunities Investor A Shares	$514,308	$1,502,876
Cohen & Steers Real Estate Securities Class A Shares	213,276	261,885
Columbia Acorn International Class A Shares	1,821,725	5,913,777
Columbia Acorn USA Class A Shares	2,652,456	1,629,080
Columbia Large Cap Growth III Class A Shares	5,907,934	139,799
Columbia Mid Cap Growth Class A Shares	195,104	135,939
Columbia Select Smaller-Cap Value Class A Shares	1,216,984	2,735,981
Davis New York Venture Class A Shares	4,137,265	5,392,828
Delaware Smid Cap Growth Class A Shares	1,197,200	714,979
Dreyfus Appreciation Investor Shares	3,800,696	3,453,405
Eaton Vance Floating-Rate Class A Shares	826,482	856,611
Eaton Vance Large-Cap Value Class A Shares	543,655	807,806
Federated Equity Income Class A Shares	374,965	98,524
Federated Kaufmann Class A Shares	943,088	968,576
Fidelity Advisor® Equity Growth Class A Shares	887,623	1,142,881
Fidelity Advisor® Overseas Class A Shares	14,700	186,905
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	8,846	93,956
Franklin Templeton Foreign Class A Shares	3,599,575	34,019,952
Franklin Templeton Growth Class A Shares	342,338	919,297
Invesco American Franchise Fund Class A Shares	54,199	136,625
Invesco Charter Class A Shares	67,166	155,437
Invesco Comstock Class A Shares	5,111,130	19,548,897
Invesco Equity and Income Class A Shares	159,641	705,944
Invesco Mid Cap Core Equity Class A Shares	466,402	592,501
Invesco Mid Cap Growth Class A Shares	76,512	356,025
Invesco Value Opportunities Class A Shares	15,613	86,193
Janus Enterprise Class A Shares	11,243,520	4,983,201
Janus Forty Class A Shares	1,547,608	1,864,929
JPMorgan Multi-Cap Market Neutral Class A Shares	147,988	213,683
JPMorgan Small Cap Growth Class A Shares	347,972	406,036
Lord Abbett Affiliated Class A Shares	370,757	425,195
Lord Abbett Bond-Debenture Class A Shares	1,328,718	3,018,207
Lord Abbett Mid Cap Stock Class A Shares	1,664,665	4,955,150
MFS® Growth Class A Shares	5,014,714	1,399,821
MFS® Mid Cap Growth Class A Shares	1,134,112	1,899,105
MFS® Research International Class A Shares	1,231,576	4,308,138

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
Oppenheimer Capital Appreciation Class A Shares	$342,235	$356,329
Oppenheimer Fundamental Alternatives Class A Shares	22,832	123,873
Oppenheimer Global Class A Shares	101,888	490,204
Oppenheimer Main Street Mid Cap® Class A Shares	423,827	638,723
Oppenheimer Main Street® Class A Shares	454,457	358,332
PIMCO CommodityRealReturn Strategy Class A Shares	882,314	2,456,314
PIMCO Low Duration Class A Shares	3,668,186	7,771,160
PIMCO Real Return Class A Shares	2,280,090	6,733,758
PIMCO Total Return Class A Shares	8,419,149	41,020,717
Pioneer Class A Shares	693,536	656,860
Pioneer Emerging Markets Class A Shares	775,075	735,216
Pioneer High Yield Class A Shares	278,926	572,766
Pioneer Real Estate Shares Class A Shares	1,108,851	797,533
Pioneer Select Mid Cap Growth Class A Shares	86,174	199,213
Putnam Fund for Growth and Income Class A Shares	34,364	133,761
Putnam Growth Opportunities Class A Shares	1,524,734	24,795
Putnam International Equity Class A Shares	12,843,675	4,627,977
Ready Assets Government Liquidity	6,094,982	6,215,318
TA Dividend Focused Class A Shares	42,382,721	8,182,194
TA Flexible Income Class A Shares	328,387	250,165
TA Multi-Cap Growth Class A Shares	2,163,816	11,650,727
TA Small/Mid Cap Value Class A Shares	2,874,135	7,015,775
TA US Growth Class A Shares	2,341,053	5,842,127

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	35,198	(107,826)	(72,628)	10,721	(23,394)	(12,673)
AB Growth and Income Class A Shares	140,295	(48,122)	92,173	6,387	(16,064)	(9,677)
AB International Value Class A Shares	52,905	(87,809)	(34,904)	23,638	(66,613)	(42,975)
AB Large Cap Growth Class A Shares	16,220	(20,579)	(4,359)	8,444	(20,142)	(11,698)
AB Value Class A Shares	3,451	(8,689)	(5,238)	903	(2,742)	(1,839)
AllianzGI NFJ Dividend Value Class A Shares	36,909	(79,369)	(42,460)	81,343	(143,815)	(62,472)
AllianzGI NFJ Mid-Cap Value Class A Shares	287	(11,992)	(11,705)	3,831	(22,309)	(18,478)
AllianzGI NFJ Small-Cap Value Class A Shares	2,962	(26,226)	(23,264)	1,518	(59,526)	(58,008)
American Century Equity Income A Class	17,685	(51,278)	(33,593)	36,783	(81,335)	(44,552)
American Century Ultra® A Class	—	(433)	(433)	—	(155)	(155)
American Funds—Bond Fund of America Class F -1 Shares	41,907	(74,232)	(32,325)	53,096	(113,362)	(60,266)
American Funds—EuroPacific Growth Fund® Class F -1 Shares	40,181	(74,165)	(33,984)	54,962	(105,267)	(50,305)
American Funds—Growth Fund of America® Class F -1 Shares	33,214	(140,536)	(107,322)	52,981	(202,019)	(149,038)
American Funds—Income Fund of America® Class F -1 Shares	8,387	(42,286)	(33,899)	4,822	(62,900)	(58,078)
American Funds—Investment Company of America® Class F -1 Shares	7,493	(57,086)	(49,593)	3,343	(87,052)	(83,709)
American Funds—The Bond Fund of America Class A Shares	7,183	(89,139)	(81,956)	119	(143,983)	(143,864)
American Funds—The Growth Fund of America® Class A Shares	9,687	(267,321)	(257,634)	8,564	(338,520)	(329,956)
American Funds—The Income Fund of America® Class A Shares	7,036	(129,780)	(122,744)	—	(171,800)	(171,800)
American Funds—The Investment Company of America Class A Shares	19,648	(192,518)	(172,870)	28,464	(297,842)	(269,378)
AMG Managers Cadence Capital Appreciation Class N Shares	34	(239)	(205)	—	(372)	(372)
BlackRock Basic Value Investor A Shares	41,638	(1,011,057)	(969,419)	2,140,643	(358,535)	1,782,108
BlackRock Capital Appreciation Investor A Shares	157,601	(535,881)	(378,280)	104,546	(808,347)	(703,801)
BlackRock Global Allocation Investor A Shares	178,608	(756,060)	(577,452)	159,685	(955,076)	(795,391)
BlackRock Global Opportunities Investor A Shares	5,632	(21,156)	(15,524)	17,519	(25,427)	(7,908)
BlackRock Global SmallCap Investor A Shares	1,552	(4,215)	(2,663)	—	(9,737)	(9,737)
BlackRock High Yield Bond Investor A Shares	52,175	(315,335)	(263,160)	195,836	(347,635)	(151,799)
BlackRock International Investor A Shares	34,056	(43,086)	(9,030)	14,994	(29,077)	(14,083)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock International Index Investor A Shares	6,246	(9,096)	(2,850)	—	(1,155)	(1,155)
BlackRock Large Cap Core Investor A Shares	15,318	(48,030)	(32,712)	16,292	(35,737)	(19,445)
BlackRock Large Cap Growth Investor A Shares	30,571	(67,040)	(36,469)	60,409	(103,448)	(43,039)
BlackRock Large Cap Value Investor A Shares	15,911	(46,103)	(30,192)	12,187	(50,138)	(37,951)
BlackRock Low Duration Bond Investor A Shares	—	(546)	(546)	—	(577)	(577)
BlackRock S&P 500 Index Investor A Shares	204,487	(195,554)	8,933	206,588	(355,194)	(148,606)
BlackRock Small Cap Index Investor A Shares	—	(952)	(952)	—	(154)	(154)
BlackRock Total Return Investor A Shares	2,083,127	(666,136)	1,416,991	4,297,221	(628,374)	3,668,847
BlackRock U.S. Government Bond Investor A Shares	173,814	(694,801)	(520,987)	178,199	(488,619)	(310,420)
BlackRock Value Opportunities Investor A Shares	14,259	(57,997)	(43,738)	10,025	(56,283)	(46,258)
Cohen & Steers Real Estate Securities Class A Shares	7,988	(11,461)	(3,473)	3,392	(7,389)	(3,997)
Columbia Acorn International Class A Shares	131,094	(458,873)	(327,779)	258,086	(496,771)	(238,685)
Columbia Acorn USA Class A Shares	24,097	(80,664)	(56,567)	25,074	(763,714)	(738,640)
Columbia Large Cap Growth III Class A Shares	590,104	(12,755)	577,349	—	—	—
Columbia Mid Cap Growth Class A Shares	12,749	(9,908)	2,841	9,366	(7,332)	2,034
Columbia Select Smaller-Cap Value Class A Shares	13,055	(75,590)	(62,535)	30,974	(72,508)	(41,534)
Davis New York Venture Class A Shares	50,228	(249,083)	(198,855)	88,404	(344,328)	(255,924)
Delaware Smid Cap Growth Class A Shares	10,133	(35,281)	(25,148)	444	(53,971)	(53,527)
Dreyfus Appreciation Investor Shares	49,789	(191,415)	(141,626)	90,477	(609,990)	(519,513)
Eaton Vance Floating-Rate Class A Shares	55,233	(64,312)	(9,079)	36,068	(73,668)	(37,600)
Eaton Vance Large-Cap Value Class A Shares	38,912	(59,063)	(20,151)	107,054	(129,095)	(22,041)
Federated Equity Income Class A Shares	28,495	(7,069)	21,426	19,792	(13,592)	6,200
Federated Kaufmann Class A Shares	26,439	(42,673)	(16,234)	20,022	(46,872)	(26,850)
Fidelity Advisor® Equity Growth Class A Shares	18,802	(41,998)	(23,196)	261,187	(54,649)	206,538
Fidelity Advisor® Overseas Class A Shares	—	(7,818)	(7,818)	—	(5,883)	(5,883)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	15	(2,874)	(2,859)	353	(10,567)	(10,214)
Franklin Templeton Foreign Class A Shares	143,397	(1,966,158)	(1,822,761)	1,430,988	(954,672)	476,316

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Templeton Growth Class A Shares	19,251	(49,899)	(30,648)	17,278	(68,949)	(51,671)
Invesco American Franchise Fund Class A Shares	2,399	(10,556)	(8,157)	5,032	(10,266)	(5,234)
Invesco Charter Class A Shares	626	(9,351)	(8,725)	32,615	(811,603)	(778,988)
Invesco Comstock Class A Shares	86,702	(977,974)	(891,272)	319,440	(1,445,721)	(1,126,281)
Invesco Equity and Income Class A Shares	484	(27,826)	(27,342)	9,969	(43,739)	(33,770)
Invesco Mid Cap Core Equity Class A Shares	11,117	(31,253)	(20,136)	16,713	(40,489)	(23,776)
Invesco Mid Cap Growth Class A Shares	1,977	(20,177)	(18,200)	6,299	(35,494)	(29,195)
Invesco Value Opportunities Class A Shares	9,988	(65,228)	(55,240)	14,870	(44,725)	(29,855)
Janus Enterprise Class A Shares	384,428	(173,089)	211,339	1,077,439	(72,746)	1,004,693
Janus Forty Class A Shares	64,131	(96,117)	(31,986)	56,285	(139,824)	(83,539)
JPMorgan Multi-Cap Market Neutral Class A Shares	16,939	(23,716)	(6,777)	10,094	(12,745)	(2,651)
JPMorgan Small Cap Growth Class A Shares	18,739	(23,839)	(5,100)	17,854	(22,451)	(4,597)
Lord Abbett Affiliated Class A Shares	16,650	(25,891)	(9,241)	34,196	(46,714)	(12,518)
Lord Abbett Bond-Debenture Class A Shares	35,664	(140,726)	(105,062)	51,600	(170,286)	(118,686)
Lord Abbett Mid Cap Stock Class A Shares	60,996	(191,628)	(130,632)	62,511	(115,135)	(52,624)
MFS® Growth Class A Shares	266,428	(68,977)	197,451	446,557	(112,394)	334,163
MFS® Mid Cap Growth Class A Shares	17,827	(70,081)	(52,254)	43,740	(143,948)	(100,208)
MFS® Research International Class A Shares	48,867	(195,447)	(146,580)	112,230	(111,040)	1,190
Oppenheimer Capital Appreciation Class A Shares	18,946	(21,439)	(2,493)	4,542	(15,513)	(10,971)
Oppenheimer Fundamental Alternatives Class A Shares	1,272	(6,853)	(5,581)	3,902	(8,923)	(5,021)
Oppenheimer Global Class A Shares	3,249	(16,917)	(13,668)	3,751	(20,843)	(17,092)
Oppenheimer Main Street Mid Cap® Class A Shares	18,323	(29,504)	(11,181)	6,929	(16,136)	(9,207)
Oppenheimer Main Street® Class A Shares	20,516	(16,030)	4,486	633	(16,288)	(15,655)
PIMCO CommodityRealReturn Strategy Class A Shares	138,873	(380,852)	(241,979)	621,376	(247,108)	374,268
PIMCO Low Duration Class A Shares	239,776	(600,119)	(360,343)	394,503	(1,058,736)	(664,233)
PIMCO Real Return Class A Shares	155,100	(471,304)	(316,204)	286,976	(574,796)	(287,820)
PIMCO Total Return Class A Shares	356,988	(2,537,308)	(2,180,320)	447,587	(5,489,348)	(5,041,761)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Pioneer Class A Shares	29,890	(36,208)	(6,318)	31,296	(35,422)	(4,126)
Pioneer Emerging Markets Class A Shares	103,075	(90,704)	12,371	88,024	(105,498)	(17,474)
Pioneer High Yield Class A Shares	8,616	(32,842)	(24,226)	17,428	(36,336)	(18,908)
Pioneer Real Estate Shares Class A Shares	47,172	(43,912)	3,260	28,416	(55,923)	(27,507)
Pioneer Select Mid Cap Growth Class A Shares	3,938	(9,871)	(5,933)	8,171	(6,515)	1,656
Putnam Fund for Growth and Income Class A Shares	962	(5,610)	(4,648)	4,268	(984)	3,284
Putnam Growth Opportunities Class A Shares	152,450	(2,129)	150,321	—	—	—
Putnam International Equity Class A Shares	676,836	(235,323)	441,513	5,919	(14,505)	(8,586)
Ready Assets Government Liquidity	624,144	(626,013)	(1,869)	840,943	(879,329)	(38,386)
TA Dividend Focused Class A Shares	2,819,927	(650,962)	2,168,965	377,264	(2,342,431)	(1,965,167)
TA Flexible Income Class A Shares	220,385	(178,152)	42,233	59,687	(165,930)	(106,243)
TA Multi-Cap Growth Class A Shares	156,377	(942,759)	(786,382)	66,023	(1,221,408)	(1,155,385)
TA Small/Mid Cap Value Class A Shares	28,635	(381,150)	(352,515)	196,238	(556,144)	(359,906)
TA US Growth Class A Shares	97,910	(354,842)	(256,932)	94,343	(861,523)	(767,180)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$746,227	$(2,380,695)	$(1,634,468)	$236,955	$(526,939)	$(289,984)
AB Growth and Income Class A Shares	3,584,922	(1,275,002)	2,309,920	163,561	(416,282)	(252,721)
AB International Value Class A Shares	318,001	(530,366)	(212,365)	146,310	(443,643)	(297,333)
AB Large Cap Growth Class A Shares	475,135	(608,120)	(132,985)	256,295	(602,721)	(346,426)
AB Value Class A Shares	47,756	(117,735)	(69,979)	12,814	(38,714)	(25,900)
AllianzGI NFJ Dividend Value Class A Shares	434,836	(932,243)	(497,407)	949,768	(1,710,280)	(760,512)
AllianzGI NFJ Mid-Cap Value Class A Shares	9,808	(399,055)	(389,247)	132,543	(745,700)	(613,157)
AllianzGI NFJ Small-Cap Value Class A Shares	93,861	(756,144)	(662,283)	44,656	(1,765,819)	(1,721,163)
American Century Equity Income A Class	446,374	(1,374,294)	(927,920)	883,853	(1,948,101)	(1,064,248)
American Century Ultra® A Class	—	(7,803)	(7,803)	—	(2,863)	(2,863)
American Funds—Bond Fund of America Class F -1 Shares	521,102	(923,934)	(402,832)	651,464	(1,396,557)	(745,093)
American Funds—EuroPacific Growth Fund® Class F -1 Shares	726,288	(1,333,414)	(607,126)	1,054,206	(2,006,876)	(952,670)
American Funds—Growth Fund of America® Class F -1 Shares	714,938	(3,014,236)	(2,299,298)	1,110,078	(4,264,775)	(3,154,697)
American Funds—Income Fund of America® Class F -1 Shares	153,008	(763,704)	(610,696)	83,857	(1,119,946)	(1,036,089)
American Funds—Investment Company of America® Class F -1 Shares	146,210	(1,092,892)	(946,682)	60,916	(1,627,205)	(1,566,289)
American Funds—The Bond Fund of America Class A Shares	111,494	(1,386,913)	(1,275,419)	1,804	(2,193,855)	(2,192,051)
American Funds—The Growth Fund of America® Class A Shares	305,025	(8,197,619)	(7,892,594)	260,586	(10,260,295)	(9,999,709)
American Funds—The Income Fund of America® Class A Shares	176,717	(3,336,310)	(3,159,593)	—	(4,324,779)	(4,324,779)
American Funds—The Investment Company of America Class A Shares	507,804	(5,160,283)	(4,652,479)	748,694	(7,737,477)	(6,988,783)
AMG Managers Cadence Capital Appreciation Class N Shares	423	(3,193)	(2,770)	—	(4,936)	(4,936)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Basic Value Investor A Shares	$855,463	$(20,570,492)	$(19,715,029)	$39,175,884	$(7,265,083)	$31,910,801
BlackRock Capital Appreciation Investor A Shares	3,069,757	(11,319,613)	(8,249,856)	2,109,726	(17,013,099)	(14,903,373)
BlackRock Global Allocation Investor A Shares	3,851,643	(16,108,762)	(12,257,119)	3,268,719	(21,075,355)	(17,806,636)
BlackRock Global Opportunities Investor A Shares	72,849	(282,252)	(209,403)	242,103	(359,566)	(117,463)
BlackRock Global SmallCap Investor A Shares	31,746	(81,169)	(49,423)	—	(205,396)	(205,396)
BlackRock High Yield Bond Investor A Shares	662,769	(4,005,492)	(3,342,723)	2,439,991	(4,422,016)	(1,982,025)
BlackRock International Investor A Shares	366,185	(462,228)	(96,043)	172,681	(349,903)	(177,222)
BlackRock International Index Investor A Shares	83,967	(119,731)	(35,764)	—	(16,693)	(16,693)
BlackRock Large Cap Core Investor A Shares	272,031	(862,236)	(590,205)	299,649	(644,303)	(344,654)
BlackRock Large Cap Growth Investor A Shares	612,685	(1,355,403)	(742,718)	1,197,001	(2,048,384)	(851,383)
BlackRock Large Cap Value Investor A Shares	250,809	(770,150)	(519,341)	208,230	(865,291)	(657,061)
BlackRock Low Duration Bond Investor A Shares	—	(5,503)	(5,503)	—	(5,849)	(5,849)
BlackRock S&P 500 Index Investor A Shares	2,794,613	(2,681,496)	113,117	2,727,215	(4,706,916)	(1,979,701)
BlackRock Small Cap Index Investor A Shares	—	(15,206)	(15,206)	—	(3,039)	(3,039)
BlackRock Total Return Investor A Shares	29,305,786	(9,149,350)	20,156,436	57,762,295	(8,481,520)	49,280,775
BlackRock U.S. Government Bond Investor A Shares	1,815,971	(7,337,164)	(5,521,193)	1,850,952	(5,085,294)	(3,234,342)
BlackRock Value Opportunities Investor A Shares	257,900	(1,409,481)	(1,151,581)	210,816	(1,401,513)	(1,190,697)
Cohen & Steers Real Estate Securities Class A Shares	176,938	(252,321)	(75,383)	68,855	(152,886)	(84,031)
Columbia Acorn International Class A Shares	1,511,427	(5,441,649)	(3,930,222)	3,042,315	(6,149,301)	(3,106,986)
Columbia Acorn USA Class A Shares	440,980	(1,555,662)	(1,114,682)	500,712	(14,651,473)	(14,150,761)
Columbia Large Cap Growth III Class A Shares	5,868,510	(127,251)	5,741,259	—	—	—
Columbia Mid Cap Growth Class A Shares	169,167	(130,550)	38,617	126,178	(95,304)	30,874
Columbia Select Smaller-Cap Value Class A Shares	422,760	(2,576,739)	(2,153,979)	1,005,600	(2,577,294)	(1,571,694)
Davis New York Venture Class A Shares	945,020	(5,060,487)	(4,115,467)	1,791,436	(7,084,531)	(5,293,095)
Delaware Smid Cap Growth Class A Shares	193,059	(673,065)	(480,006)	8,573	(1,049,365)	(1,040,792)
Dreyfus Appreciation Investor Shares	859,881	(3,274,690)	(2,414,809)	1,538,563	(10,474,454)	(8,935,891)
Eaton Vance Floating-Rate Class A Shares	704,261	(814,595)	(110,334)	458,672	(930,281)	(471,609)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Eaton Vance Large-Cap Value Class A Shares	$497,204	$(758,100)	$(260,896)	$1,377,204	$(1,635,171)	$(257,967)
Federated Equity Income Class A Shares	334,051	(84,937)	249,114	243,453	(170,771)	72,682
Federated Kaufmann Class A Shares	541,383	(913,273)	(371,890)	448,084	(1,053,108)	(605,024)
Fidelity Advisor® Equity Growth Class A Shares	470,188	(1,055,091)	(584,903)	6,737,724	(1,395,809)	5,341,915
Fidelity Advisor® Overseas Class A Shares	—	(168,066)	(168,066)	6	(136,927)	(136,921)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	465	(80,467)	(80,002)	10,287	(315,629)	(305,342)
Franklin Templeton Foreign Class A Shares	2,098,429	(32,728,260)	(30,629,831)	22,185,028	(16,516,740)	5,668,288
Franklin Templeton Growth Class A Shares	265,486	(845,326)	(579,840)	293,715	(1,160,322)	(866,607)
Invesco American Franchise Fund Class A Shares	30,135	(128,644)	(98,509)	60,818	(128,244)	(67,426)
Invesco Charter Class A Shares	10,139	(148,035)	(137,896)	553,208	(13,721,034)	(13,167,826)
Invesco Comstock Class A Shares	1,566,759	(18,886,175)	(17,319,416)	6,608,342	(26,850,690)	(20,242,348)
Invesco Equity and Income Class A Shares	11,760	(663,856)	(652,096)	244,972	(1,068,358)	(823,386)
Invesco Mid Cap Core Equity Class A Shares	188,505	(549,342)	(360,837)	299,768	(735,446)	(435,678)
Invesco Mid Cap Growth Class A Shares	32,532	(333,768)	(301,236)	112,766	(639,576)	(526,810)
Invesco Value Opportunities Class A Shares	11,850	(81,874)	(70,024)	20,535	(63,405)	(42,870)
Janus Enterprise Class A Shares	10,656,881	(4,559,824)	6,097,057	26,048,658	(1,848,553)	24,200,105
Janus Forty Class A Shares	1,159,909	(1,776,650)	(616,741)	1,026,860	(2,551,529)	(1,524,669)
JPMorgan Multi-Cap Market Neutral Class A Shares	148,325	(207,526)	(59,201)	89,904	(113,631)	(23,727)
JPMorgan Small Cap Growth Class A Shares	295,396	(385,546)	(90,150)	295,332	(379,002)	(83,670)
Lord Abbett Affiliated Class A Shares	268,054	(407,422)	(139,368)	543,134	(737,994)	(194,860)
Lord Abbett Bond-Debenture Class A Shares	675,724	(2,836,095)	(2,160,371)	998,115	(3,494,442)	(2,496,327)
Lord Abbett Mid Cap Stock Class A Shares	1,579,624	(4,756,078)	(3,176,454)	1,474,732	(2,682,935)	(1,208,203)
MFS® Growth Class A Shares	4,825,727	(1,264,388)	3,561,339	8,004,202	(2,026,144)	5,978,058
MFS® Mid Cap Growth Class A Shares	446,581	(1,736,338)	(1,289,757)	1,122,430	(3,635,608)	(2,513,178)
MFS® Research International Class A Shares	1,038,199	(4,140,176)	(3,101,977)	2,642,574	(2,618,311)	24,263
Oppenheimer Capital Appreciation Class A Shares	303,700	(342,644)	(38,944)	81,158	(265,351)	(184,193)
Oppenheimer Fundamental Alternatives Class A Shares	20,921	(113,342)	(92,421)	64,885	(149,018)	(84,133)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Oppenheimer Global Class A Shares	$88,582	$(463,500)	$(374,918)	$112,250	$(636,095)	$(523,845)
Oppenheimer Main Street Mid Cap® Class A Shares	384,004	(619,135)	(235,131)	148,897	(349,186)	(200,289)
Oppenheimer Main Street® Class A Shares	399,544	(334,095)	65,449	14,039	(375,244)	(361,205)
PIMCO CommodityRealReturn Strategy Class A Shares	837,400	(2,318,920)	(1,481,520)	4,138,749	(1,771,014)	2,367,735
PIMCO Low Duration Class A Shares	2,801,155	(6,992,311)	(4,191,156)	4,632,076	(12,417,832)	(7,785,756)
PIMCO Real Return Class A Shares	2,064,804	(6,209,315)	(4,144,511)	3,751,631	(7,555,843)	(3,804,212)
PIMCO Total Return Class A Shares	5,560,838	(39,508,575)	(33,947,737)	6,793,543	(83,827,574)	(77,034,031)
Pioneer Class A Shares	531,516	(643,325)	(111,809)	557,117	(629,335)	(72,218)
Pioneer Emerging Markets Class A Shares	784,966	(686,586)	98,380	728,310	(894,367)	(166,057)
Pioneer High Yield Class A Shares	138,917	(532,717)	(393,800)	280,234	(597,329)	(317,095)
Pioneer Real Estate Shares Class A Shares	823,169	(758,419)	64,750	442,122	(896,810)	(454,688)
Pioneer Select Mid Cap Growth Class A Shares	81,211	(194,375)	(113,164)	176,983	(137,339)	39,644
Putnam Fund for Growth and Income Class A Shares	23,035	(125,364)	(102,329)	95,368	(21,942)	73,426
Putnam Growth Opportunities Class A Shares	1,524,823	(21,274)	1,503,549	—	—	—
Putnam International Equity Class A Shares	12,564,326	(4,521,129)	8,043,197	126,636	(297,111)	(170,475)
Ready Assets Government Liquidity	6,104,831	(6,115,508)	(10,677)	8,330,237	(8,717,655)	(387,418)
TA Dividend Focused Class A Shares	32,057,445	(7,463,472)	24,593,973	4,217,535	(26,021,630)	(21,804,095)
TA Flexible Income Class A Shares	291,757	(236,009)	55,748	80,040	(220,433)	(140,393)
TA Multi-Cap Growth Class A Shares	1,926,493	(11,524,933)	(9,598,440)	979,733	(16,741,034)	(15,761,301)
TA Small/Mid Cap Value Class A Shares	490,276	(6,436,252)	(5,945,976)	3,113,814	(9,302,344)	(6,188,530)
TA US Growth Class A Shares	1,461,814	(5,243,829)	(3,782,015)	1,384,912	(12,537,139)	(11,152,227)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Discovery Value Class A Shares
12/31/2016	134,669	$26.59	to	$25.02	$3,454,570	0.15%	1.25%	to	1.75%	22.84%	to	22.23%
12/31/2015	207,297	21.65	to	20.47	4,331,366	—	1.25	to	1.75	(7.06)	to	(7.53)
12/31/2014	219,970	23.29	to	22.13	4,961,974	0.39	1.25	to	1.75	7.27	to	6.73
12/31/2013	267,979	21.72	to	20.74	5,662,693	0.22	1.25	to	1.75	35.51	to	34.84
12/31/2012	325,944	16.02	to	15.38	5,094,310	0.34	1.25	to	1.75	16.59	to	16.01
AB Growth and Income Class A Shares
12/31/2016	213,848	28.09	to	28.09	6,007,722	2.02	1.30	to	1.30	9.72	to	9.72
12/31/2015	121,675	25.61	to	25.61	3,115,514	0.95	1.30	to	1.30	(0.13)	to	(0.13)
12/31/2014	131,352	25.64	to	25.64	3,367,695	0.77	1.30	to	1.30	7.43	to	7.43
12/31/2013	145,912	23.87	to	23.87	3,482,228	0.93	1.30	to	1.30	32.55	to	32.55
12/31/2012	148,917	18.00	to	18.00	2,681,217	0.75	1.30	to	1.30	16.01	to	16.01
AB International Value Class A Shares
12/31/2016	272,885	6.34	to	6.04	1,681,071	0.16	1.25	to	1.75	(2.20)	to	(2.69)
12/31/2015	307,789	6.48	to	6.20	1,942,756	1.29	1.25	to	1.75	1.25	to	0.74
12/31/2014	350,764	6.40	to	6.16	2,194,777	3.04	1.25	to	1.75	(7.72)	to	(8.18)
12/31/2013	304,798	6.94	to	6.71	2,072,511	4.58	1.25	to	1.75	20.55	to	19.94
12/31/2012	359,990	5.76	to	5.59	2,038,368	3.14	1.25	to	1.75	12.78	to	12.22
AB Large Cap Growth Class A Shares
12/31/2016	85,966	31.00	to	31.00	2,664,934	—	1.30	to	1.30	1.47	to	1.47
12/31/2015	90,325	30.55	to	30.55	2,759,562	—	1.30	to	1.30	9.08	to	9.08
12/31/2014	102,023	28.01	to	28.01	2,857,521	—	1.30	to	1.30	12.09	to	12.09
12/31/2013	126,396	24.99	to	24.99	3,158,288	—	1.30	to	1.30	35.15	to	35.15
12/31/2012	137,559	18.49	to	18.49	2,543,335	—	1.30	to	1.30	16.56	to	16.56
AB Value Class A Shares
12/31/2016	50,119	15.08	to	14.19	735,164	1.18	1.25	to	1.75	9.59	to	9.04
12/31/2015	55,357	13.76	to	13.01	743,447	1.18	1.25	to	1.75	(8.80)	to	(9.26)
12/31/2014	57,196	15.09	to	14.34	843,962	1.54	1.25	to	1.75	10.18	to	9.63
12/31/2013	53,926	13.70	to	13.08	724,829	1.19	1.25	to	1.75	34.03	to	33.36
12/31/2012	52,595	10.22	to	9.81	528,799	1.50	1.25	to	1.75	13.43	to	12.86
AllianzGI NFJ Dividend Value Class A Shares
12/31/2016	408,289	13.11	to	12.49	5,217,107	2.39	1.25	to	1.75	14.44	to	13.87
12/31/2015	450,749	11.46	to	10.97	5,047,461	2.25	1.25	to	1.75	(9.76)	to	(10.21)
12/31/2014	513,221	12.70	to	12.21	6,389,584	1.78	1.25	to	1.75	8.28	to	7.74
12/31/2013	580,389	11.73	to	11.34	6,687,757	2.24	1.25	to	1.75	27.05	to	26.41
12/31/2012	627,456	9.23	to	8.97	5,706,663	2.51	1.25	to	1.75	12.51	to	11.95
AllianzGI NFJ Mid-Cap Value Class A Shares
12/31/2016	72,320	19.67	to	18.51	2,646,417	1.27	1.25	to	1.75	15.39	to	14.81
12/31/2015	84,025	17.05	to	16.12	2,671,384	1.17	1.25	to	1.75	(4.64)	to	(5.12)
12/31/2014	102,503	17.88	to	16.99	3,414,817	1.35	1.25	to	1.75	7.07	to	6.54
12/31/2013	128,121	16.70	to	15.94	3,999,557	0.88	1.25	to	1.75	30.31	to	29.66
12/31/2012	153,928	12.81	to	12.30	3,693,818	1.85	1.25	to	1.75	13.91	to	13.35
AllianzGI NFJ Small-Cap Value Class A Shares
12/31/2016	201,693	25.80	to	24.27	6,658,709	1.48	1.25	to	1.75	21.38	to	20.77
12/31/2015	224,957	21.25	to	20.09	6,112,510	1.42	1.25	to	1.75	(9.44)	to	(9.89)
12/31/2014	282,965	23.47	to	22.30	8,516,742	2.28	1.25	to	1.75	0.33	to	(0.17)
12/31/2013	346,198	23.39	to	22.34	10,598,597	1.06	1.25	to	1.75	29.92	to	29.27
12/31/2012	430,316	18.00	to	17.28	10,319,892	1.26	1.25	to	1.75	8.96	to	8.42

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century Equity Income A Class
12/31/2016	207,704	$21.02	to	$19.77	$5,844,379	1.73%	1.25%	to	1.75%	17.72%	to	17.14%
12/31/2015	241,297	17.85	to	16.88	5,775,490	2.10	1.25	to	1.75	(0.90)	to	(1.39)
12/31/2014	285,849	18.01	to	17.12	6,897,642	2.15	1.25	to	1.75	10.67	to	10.12
12/31/2013	360,910	16.28	to	15.54	7,883,929	2.11	1.25	to	1.75	17.82	to	17.23
12/31/2012	380,798	13.82	to	13.26	7,064,658	2.31	1.25	to	1.75	9.85	to	9.30
American Century Ultra® A Class
12/31/2016	2,600	19.51	to	18.35	49,512	0.03	1.25	to	1.75	2.84	to	2.33
12/31/2015	3,033	18.97	to	17.94	56,160	—	1.25	to	1.75	4.58	to	4.05
12/31/2014	3,188	18.14	to	17.24	56,569	0.08	1.25	to	1.75	8.26	to	7.72
12/31/2013	3,349	16.76	to	16.00	55,015	0.05	1.25	to	1.75	34.89	to	34.21
12/31/2012	5,010	12.42	to	11.92	61,171	0.45	1.25	to	1.75	12.47	to	11.91
American Funds—Bond Fund of America Class F -1 Shares
12/31/2016	265,214	12.72	to	11.96	3,272,306	1.65	1.25	to	1.75	1.44	to	0.93
12/31/2015	297,539	12.54	to	11.85	3,626,319	1.93	1.25	to	1.75	(1.04)	to	(1.53)
12/31/2014	357,805	12.67	to	12.04	4,419,723	2.14	1.25	to	1.75	4.22	to	3.70
12/31/2013	408,727	12.15	to	11.61	4,854,568	2.34	1.25	to	1.75	(3.24)	to	(3.72)
12/31/2012	504,949	12.56	to	12.06	6,214,663	2.58	1.25	to	1.75	4.57	to	4.05
American Funds—EuroPacific Growth Fund® Class F -1 Shares
12/31/2016	238,786	18.60	to	17.49	4,323,372	1.13	1.25	to	1.75	(0.60)	to	(1.09)
12/31/2015	272,770	18.71	to	17.69	4,981,054	1.42	1.25	to	1.75	(2.08)	to	(2.57)
12/31/2014	323,075	19.11	to	18.15	6,034,800	1.15	1.25	to	1.75	(3.88)	to	(4.36)
12/31/2013	358,935	19.88	to	18.98	6,987,117	0.90	1.25	to	1.75	18.64	to	18.05
12/31/2012	417,050	16.75	to	16.08	6,859,800	1.61	1.25	to	1.75	17.72	to	17.13
American Funds—Growth Fund of America® Class F -1 Shares
12/31/2016	569,646	23.31	to	21.93	12,913,308	0.50	1.25	to	1.75	7.04	to	6.50
12/31/2015	676,968	21.78	to	20.59	14,366,396	0.50	1.25	to	1.75	4.03	to	3.51
12/31/2014	826,006	20.94	to	19.89	16,881,289	0.20	1.25	to	1.75	7.88	to	7.34
12/31/2013	962,708	19.41	to	18.53	18,276,269	0.27	1.25	to	1.75	32.13	to	31.47
12/31/2012	1,084,829	14.69	to	14.10	15,629,084	0.80	1.25	to	1.75	19.02	to	18.43
American Funds—Income Fund of America® Class F -1 Shares
12/31/2016	288,172	19.37	to	18.22	5,441,659	3.08	1.25	to	1.75	9.14	to	8.60
12/31/2015	322,071	17.75	to	16.78	5,583,352	2.97	1.25	to	1.75	(2.78)	to	(3.27)
12/31/2014	380,149	18.26	to	17.35	6,790,929	2.96	1.25	to	1.75	6.97	to	6.44
12/31/2013	435,145	17.07	to	16.30	7,284,114	3.29	1.25	to	1.75	16.63	to	16.04
12/31/2012	497,600	14.63	to	14.04	7,164,540	3.77	1.25	to	1.75	10.53	to	9.98
American Funds—Investment Company of America® Class F -1 Shares
12/31/2016	320,985	21.10	to	19.85	6,600,826	1.82	1.25	to	1.75	13.07	to	12.51
12/31/2015	370,578	18.66	to	17.64	6,752,783	1.57	1.25	to	1.75	(2.75)	to	(3.24)
12/31/2014	454,287	19.19	to	18.23	8,525,664	1.38	1.25	to	1.75	10.63	to	10.08
12/31/2013	530,552	17.35	to	16.57	9,011,208	1.71	1.25	to	1.75	30.68	to	30.03
12/31/2012	599,145	13.27	to	12.74	7,806,506	2.32	1.25	to	1.75	14.14	to	13.57
American Funds—The Bond Fund of America Class A Shares
12/31/2016	512,175	15.27	to	15.27	7,822,716	1.68	1.30	to	1.30	1.42	to	1.42
12/31/2015	594,131	15.06	to	15.06	8,947,397	1.96	1.30	to	1.30	(1.06)	to	(1.06)
12/31/2014	737,995	15.22	to	15.22	11,233,004	2.15	1.30	to	1.30	4.17	to	4.17
12/31/2013	933,574	14.61	to	14.61	13,641,258	2.36	1.30	to	1.30	(3.26)	to	(3.26)
12/31/2012	1,259,770	15.10	to	15.10	19,027,105	2.61	1.30	to	1.30	4.53	to	4.53
American Funds—The Growth Fund of America® Class A Shares
12/31/2016	1,261,897	32.51	to	32.51	41,029,206	0.54	1.30	to	1.30	7.06	to	7.06
12/31/2015	1,519,531	30.37	to	30.37	46,148,492	0.56	1.30	to	1.30	4.00	to	4.00
12/31/2014	1,849,487	29.20	to	29.20	54,008,331	0.34	1.30	to	1.30	7.89	to	7.89
12/31/2013	2,331,357	27.07	to	27.07	63,100,633	0.31	1.30	to	1.30	32.06	to	32.06
12/31/2012	2,908,815	20.49	to	20.49	59,615,283	0.79	1.30	to	1.30	18.98	to	18.98

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds—The Income Fund of America® Class A Shares
12/31/2016	585,238	$26.87	to	$26.87	$15,727,634	3.13%	1.30%	to	1.30%	9.15%	to	9.15%
12/31/2015	707,982	24.62	to	24.62	17,430,825	3.02	1.30	to	1.30	(2.75)	to	(2.75)
12/31/2014	879,782	25.32	to	25.32	22,272,799	3.03	1.30	to	1.30	6.99	to	6.99
12/31/2013	1,087,841	23.66	to	23.66	25,740,223	3.34	1.30	to	1.30	16.73	to	16.73
12/31/2012	1,414,515	20.27	to	20.27	28,672,528	3.81	1.30	to	1.30	10.50	to	10.50
American Funds—The Investment Company of America Class A Shares
12/31/2016	924,856	28.46	to	28.46	26,321,860	1.90	1.30	to	1.30	13.12	to	13.12
12/31/2015	1,097,726	25.16	to	25.16	27,619,230	1.63	1.30	to	1.30	(2.71)	to	(2.71)
12/31/2014	1,367,104	25.86	to	25.86	35,355,777	1.45	1.30	to	1.30	10.64	to	10.64
12/31/2013	1,760,897	23.37	to	23.37	41,159,531	1.77	1.30	to	1.30	30.72	to	30.72
12/31/2012	2,212,009	17.88	to	17.88	39,554,064	2.35	1.30	to	1.30	14.10	to	14.10
AMG Managers Cadence Capital Appreciation Class N Shares
12/31/2016	2,988	14.41	to	13.65	41,989	0.44	1.25	to	1.75	5.66	to	5.13
12/31/2015	3,193	13.64	to	12.98	42,546	0.49	1.25	to	1.75	2.14	to	1.63
12/31/2014	3,565	13.35	to	12.78	46,589	0.49	1.25	to	1.75	9.12	to	8.58
12/31/2013	3,879	12.23	to	11.77	46,554	0.46	1.25	to	1.75	28.85	to	28.21
12/31/2012	4,406	9.50	to	9.18	41,122	0.54	1.25	to	1.75	8.74	to	8.20
BlackRock Basic Value Investor A Shares
12/31/2016	1,698,478	20.57	to	19.35	37,382,609	1.32	1.25	to	1.75	16.81	to	16.23
12/31/2015	2,667,897	17.61	to	16.65	51,017,865	1.35	1.25	to	1.75	(7.34)	to	(7.80)
12/31/2014	885,789	19.01	to	18.06	22,034,706	1.19	1.25	to	1.75	8.38	to	7.84
12/31/2013	1,027,211	17.54	to	16.75	23,839,232	1.10	1.25	to	1.75	36.24	to	35.56
12/31/2012	1,567,106	12.87	to	12.35	27,280,990	1.71	1.25	to	1.75	12.36	to	11.80
BlackRock Capital Appreciation Investor A Shares
12/31/2016	2,183,288	19.98	to	18.79	44,604,144	—	1.25	to	1.75	(1.60)	to	(2.09)
12/31/2015	2,561,568	20.30	to	19.19	53,930,906	—	1.25	to	1.75	5.53	to	5.00
12/31/2014	3,265,369	19.24	to	18.28	65,549,469	—	1.25	to	1.75	7.00	to	6.47
12/31/2013	3,839,735	17.98	to	17.17	72,554,461	—	1.25	to	1.75	32.14	to	31.48
12/31/2012	7,648,848	13.61	to	13.06	108,663,884	0.19	1.25	to	1.75	12.51	to	11.95
BlackRock Global Allocation Investor A Shares
12/31/2016	5,770,019	18.88	to	17.76	120,700,385	0.95	1.25	to	1.75	2.46	to	1.95
12/31/2015	6,347,471	18.43	to	17.42	130,318,832	0.91	1.25	to	1.75	(2.28)	to	(2.77)
12/31/2014	7,142,862	18.86	to	17.92	151,141,935	2.04	1.25	to	1.75	0.61	to	0.11
12/31/2013	8,174,057	18.74	to	17.90	172,969,840	1.20	1.25	to	1.75	13.01	to	12.45
12/31/2012	8,948,166	16.58	to	15.92	169,710,624	1.17	1.25	to	1.75	8.64	to	8.10
BlackRock Global Opportunities Investor A Shares
12/31/2016	158,335	14.04	to	13.67	2,187,831	1.77	1.25	to	1.75	1.70	to	1.19
12/31/2015	173,859	13.80	to	13.51	2,369,838	0.47	1.25	to	1.75	(0.89)	to	(1.38)
12/31/2014	181,767	13.93	to	13.70	2,508,016	1.49	1.25	to	1.75	(5.82)	to	(6.29)
12/31/2013	163,854	14.79	to	14.62	2,407,713	—	1.25	to	1.75	28.30	to	27.66
12/31/2012	174,507	11.53	to	11.45	2,003,839	1.02	1.25	to	1.75	13.11	to	12.54
BlackRock Global SmallCap Investor A Shares
12/31/2016	35,920	21.56	to	20.28	761,179	0.68	1.25	to	1.75	6.27	to	5.75
12/31/2015	38,583	20.29	to	19.18	769,280	—	1.25	to	1.75	(7.02)	to	(7.48)
12/31/2014	48,320	21.82	to	20.73	1,036,428	0.21	1.25	to	1.75	(0.69)	to	(1.18)
12/31/2013	52,532	21.97	to	20.98	1,136,088	0.67	1.25	to	1.75	33.72	to	33.05
12/31/2012	60,768	16.43	to	15.77	983,225	2.78	1.25	to	1.75	15.11	to	14.53
BlackRock High Yield Bond Investor A Shares
12/31/2016	1,742,228	13.61	to	13.26	23,398,929	5.46	1.25	to	1.75	12.01	to	11.45
12/31/2015	2,005,388	12.15	to	11.90	24,107,309	4.93	1.25	to	1.75	(5.51)	to	(5.98)
12/31/2014	2,157,187	12.86	to	12.65	27,514,110	5.30	1.25	to	1.75	1.76	to	1.25
12/31/2013	2,437,097	12.64	to	12.50	30,624,817	5.12	1.25	to	1.75	7.60	to	7.07
12/31/2012	1,277,723	11.75	to	11.67	14,958,906	6.12	1.25	to	1.75	15.35	to	14.78

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock International Investor A Shares
12/31/2016	142,905	$11.03	to	$10.73	$1,555,880	1.27%	1.25%	to	1.75%	(0.91)%	to	(1.40)%
12/31/2015	151,935	11.13	to	10.89	1,673,811	0.25	1.25	to	1.75	(4.64)	to	(5.12)
12/31/2014	166,018	11.67	to	11.47	1,922,589	1.96	1.25	to	1.75	(6.85)	to	(7.32)
12/31/2013	140,606	12.53	to	12.38	1,752,131	1.56	1.25	to	1.75	20.70	to	20.10
12/31/2012	155,777	10.38	to	10.31	1,611,569	1.02	1.25	to	1.75	12.92	to	12.36
BlackRock International Index Investor A Shares
12/31/2016	12,737	14.17	to	13.33	174,092	2.43	1.25	to	1.75	(0.47)	to	(0.96)
12/31/2015	15,587	14.24	to	13.46	214,271	1.74	1.25	to	1.75	(2.37)	to	(2.86)
12/31/2014	16,742	14.59	to	13.86	236,458	0.45	1.25	to	1.75	(7.61)	to	(8.07)
12/31/2013	18,930	15.79	to	15.08	290,241	2.10	1.25	to	1.75	19.70	to	19.10
12/31/2012	24,132	13.19	to	12.66	310,433	2.66	1.25	to	1.75	16.86	to	16.28
BlackRock Large Cap Core Investor A Shares
12/31/2016	319,158	20.15	to	18.96	6,231,867	0.72	1.25	to	1.75	8.66	to	8.12
12/31/2015	351,870	18.54	to	17.53	6,336,482	0.35	1.25	to	1.75	(1.17)	to	(1.66)
12/31/2014	371,315	18.76	to	17.83	6,782,140	0.33	1.25	to	1.75	10.26	to	9.71
12/31/2013	408,885	17.02	to	16.25	6,790,617	—	1.25	to	1.75	31.81	to	31.16
12/31/2012	483,254	12.91	to	12.39	6,104,807	1.69	1.25	to	1.75	12.81	to	12.25
BlackRock Large Cap Growth Investor A Shares
12/31/2016	214,570	21.78	to	20.49	4,544,515	0.29	1.25	to	1.75	6.22	to	5.69
12/31/2015	251,039	20.50	to	19.39	5,018,533	0.03	1.25	to	1.75	0.99	to	0.48
12/31/2014	294,078	20.30	to	19.29	5,830,736	0.07	1.25	to	1.75	12.64	to	12.08
12/31/2013	358,039	18.03	to	17.21	6,316,921	—	1.25	to	1.75	31.36	to	30.70
12/31/2012	418,278	13.72	to	13.17	5,630,107	1.88	1.25	to	1.75	13.04	to	12.48
BlackRock Large Cap Value Investor A Shares
12/31/2016	188,064	19.31	to	18.16	3,512,386	1.11	1.25	to	1.75	12.08	to	11.52
12/31/2015	218,256	17.23	to	16.29	3,648,206	0.64	1.25	to	1.75	(3.28)	to	(3.77)
12/31/2014	256,207	17.81	to	16.92	4,446,060	0.72	1.25	to	1.75	10.20	to	9.65
12/31/2013	320,280	16.16	to	15.43	5,054,339	—	1.25	to	1.75	31.08	to	30.43
12/31/2012	353,792	12.33	to	11.83	4,268,291	1.88	1.25	to	1.75	11.07	to	10.51
BlackRock Low Duration Bond Investor A Shares
12/31/2016	9,493	10.21	to	9.93	95,502	1.44	1.25	to	1.75	0.40	to	(0.10)
12/31/2015	10,039	10.17	to	9.94	100,863	1.30	1.25	to	1.75	(0.77)	to	(1.26)
12/31/2014	10,616	10.25	to	10.07	107,765	1.74	1.25	to	1.75	(0.08)	to	(0.57)
12/31/2013	12,873	10.25	to	10.13	131,093	1.83	1.25	to	1.75	(0.27)	to	(0.77)
12/31/2012	15,721	10.28	to	10.21	161,066	2.17	1.25	to	1.75	3.53	to	3.02
BlackRock S&P 500 Index Investor A Shares
12/31/2016	1,217,581	14.66	to	14.39	17,732,426	1.78	1.25	to	1.75	10.18	to	9.63
12/31/2015	1,208,648	13.30	to	13.13	16,003,957	1.57	1.25	to	1.75	(0.23)	to	(0.73)
12/31/2014	1,357,254	13.33	to	13.22	18,045,194	1.65	1.25	to	1.75	11.84	to	11.29
12/31/2013(1)	1,346,061	11.92	to	11.88	16,031,418	1.29	1.25	to	1.75	—	to	—
BlackRock Small Cap Index Investor A Shares
12/31/2016	3,082	22.59	to	21.25	68,389	1.08	1.25	to	1.75	19.54	to	18.94
12/31/2015	4,034	18.89	to	17.86	74,492	0.56	1.25	to	1.75	(5.84)	to	(6.31)
12/31/2014	4,188	20.07	to	19.07	82,306	1.10	1.25	to	1.75	3.24	to	2.73
12/31/2013	5,322	19.44	to	18.56	101,767	0.96	1.25	to	1.75	37.00	to	36.31
12/31/2012	6,822	14.19	to	13.62	95,343	2.10	1.25	to	1.75	14.52	to	13.95
BlackRock Total Return Investor A Shares
12/31/2016	5,704,080	13.63	to	12.83	77,759,965	2.46	1.25	to	1.75	1.91	to	1.41
12/31/2015	4,287,089	13.38	to	12.65	57,239,181	2.57	1.25	to	1.75	(1.22)	to	(1.71)
12/31/2014	618,242	13.54	to	12.87	8,502,346	3.26	1.25	to	1.75	6.40	to	5.87
12/31/2013	623,798	12.73	to	12.16	8,072,458	3.23	1.25	to	1.75	(1.74)	to	(2.23)
12/31/2012	695,927	12.95	to	12.43	9,203,873	3.62	1.25	to	1.75	8.35	to	7.81

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock U.S. Government Bond Investor A Shares
12/31/2016	1,843,226	$10.33	to	$10.05	$18,959,744	1.69%	1.25%	to	1.75%	(0.04)%	to	(0.54)%
12/31/2015	2,364,213	10.33	to	10.10	24,352,852	1.86	1.25	to	1.75	(0.99)	to	(1.48)
12/31/2014	2,674,633	10.43	to	10.26	27,843,768	1.87	1.25	to	1.75	4.03	to	3.51
12/31/2013	3,197,434	10.03	to	9.91	32,017,492	1.84	1.25	to	1.75	(3.76)	to	(4.24)
12/31/2012	3,455,628	10.42	to	10.35	35,976,000	1.40	1.25	to	1.75	1.19	to	0.68
BlackRock Value Opportunities Investor A Shares
12/31/2016	261,185	20.90	to	19.66	7,531,441	—	1.25	to	1.75	21.88	to	21.28
12/31/2015	304,923	17.15	to	16.21	7,252,062	2.67	1.25	to	1.75	(8.09)	to	(8.55)
12/31/2014	351,181	18.66	to	17.73	9,095,718	—	1.25	to	1.75	3.44	to	2.93
12/31/2013	400,907	18.04	to	17.22	10,250,564	—	1.25	to	1.75	40.64	to	39.94
12/31/2012	491,097	12.82	to	12.31	8,949,760	—	1.25	to	1.75	11.79	to	11.23
Cohen & Steers Real Estate Securities Class A Shares
12/31/2016	26,783	23.50	to	22.11	610,402	2.59	1.25	to	1.75	6.42	to	5.89
12/31/2015	30,256	22.08	to	20.88	649,806	2.20	1.25	to	1.75	6.02	to	5.49
12/31/2014	34,253	20.83	to	19.79	694,632	2.38	1.25	to	1.75	30.49	to	29.84
12/31/2013	43,811	15.96	to	15.24	684,883	1.94	1.25	to	1.75	3.15	to	2.63
12/31/2012	49,006	15.48	to	14.85	743,880	1.72	1.25	to	1.75	15.57	to	15.00
Columbia Acorn International Class A Shares
12/31/2016	2,708,938	11.61	to	11.06	30,683,545	0.35	1.25	to	1.75	(3.71)	to	(4.19)
12/31/2015	3,036,717	12.06	to	11.54	35,805,761	0.91	1.25	to	1.75	(2.82)	to	(3.30)
12/31/2014	3,275,402	12.41	to	11.93	39,846,071	1.15	1.25	to	1.75	(5.76)	to	(6.23)
12/31/2013	3,535,323	13.17	to	12.73	45,751,005	2.46	1.25	to	1.75	20.48	to	19.88
12/31/2012	2,999,406	10.93	to	10.62	32,301,774	1.46	1.25	to	1.75	19.70	to	19.10
Columbia Acorn USA Class A Shares
12/31/2016	264,384	22.03	to	20.73	5,659,001	—	1.25	to	1.75	11.30	to	10.75
12/31/2015	320,951	19.80	to	18.72	6,182,773	—	1.25	to	1.75	(2.82)	to	(3.30)
12/31/2014	1,059,591	20.37	to	19.36	21,042,047	—	1.25	to	1.75	2.07	to	1.56
12/31/2013	1,115,960	19.96	to	19.06	21,769,243	—	1.25	to	1.75	30.70	to	30.05
12/31/2012	953,449	15.27	to	14.65	14,269,129	0.40	1.25	to	1.75	17.20	to	16.61
Columbia Large Cap Growth III Class A Shares
12/31/2016(1)	577,349	10.07	to	10.06	5,811,770	—	1.25	to	1.75	—	to	—
Columbia Mid Cap Growth Class A Shares
12/31/2016	32,481	13.50	to	13.12	433,786	—	1.25	to	1.75	0.61	to	0.11
12/31/2015	29,640	13.42	to	13.11	393,744	0.98	1.25	to	1.75	3.70	to	3.19
12/31/2014	27,606	12.94	to	12.70	353,619	—	1.25	to	1.75	5.65	to	5.12
12/31/2013	37,958	12.25	to	12.08	461,138	—	1.25	to	1.75	29.24	to	28.59
12/31/2012	20,902	9.48	to	9.40	197,160	—	1.25	to	1.75	9.39	to	8.84
Columbia Select Smaller-Cap Value Class A Shares
12/31/2016	354,009	36.62	to	36.62	12,965,552	—	1.30	to	1.30	11.29	to	11.29
12/31/2015	416,544	32.91	to	32.91	13,707,647	—	1.30	to	1.30	(5.24)	to	(5.24)
12/31/2014	458,078	34.73	to	34.73	15,907,996	—	1.30	to	1.30	4.05	to	4.05
12/31/2013	564,451	33.38	to	33.38	18,839,040	—	1.30	to	1.30	46.24	to	46.24
12/31/2012	333,581	22.82	to	22.82	7,613,329	—	1.30	to	1.30	13.95	to	13.95
Davis New York Venture Class A Shares
12/31/2016	1,133,037	19.73	to	18.57	25,720,810	0.77	1.25	to	1.75	10.86	to	10.31
12/31/2015	1,331,892	17.80	to	16.83	27,240,306	0.78	1.25	to	1.75	1.69	to	1.19
12/31/2014	1,587,816	17.51	to	16.63	31,990,002	0.44	1.25	to	1.75	5.23	to	4.70
12/31/2013	2,193,663	16.64	to	15.89	43,674,216	0.50	1.25	to	1.75	32.89	to	32.23
12/31/2012	2,658,425	12.52	to	12.01	40,416,012	1.21	1.25	to	1.75	11.32	to	10.77

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Delaware Smid Cap Growth Class A Shares
12/31/2016	151,044	$18.57	to	$18.00	$2,783,836	—%	1.25%	to	1.75%	(5.51)%	to	(5.98)%
12/31/2015	176,192	19.65	to	19.14	3,441,527	—	1.25	to	1.75	5.72	to	5.20
12/31/2014	229,719	18.59	to	18.20	4,249,832	—	1.25	to	1.75	1.53	to	1.02
12/31/2013	303,599	18.31	to	18.01	5,539,587	—	1.25	to	1.75	39.09	to	38.40
12/31/2012	435,531	13.16	to	13.02	5,720,012	—	1.25	to	1.75	9.00	to	8.46
Dreyfus Appreciation Investor Shares
12/31/2016	675,607	18.26	to	17.17	11,936,607	1.46	1.25	to	1.75	5.91	to	5.38
12/31/2015	817,233	17.24	to	16.30	13,660,821	1.67	1.25	to	1.75	(3.73)	to	(4.21)
12/31/2014	1,336,746	17.90	to	17.01	23,290,486	1.65	1.25	to	1.75	6.93	to	6.39
12/31/2013	1,628,476	16.75	to	15.99	26,611,330	1.78	1.25	to	1.75	19.94	to	19.34
12/31/2012	2,365,170	13.96	to	13.40	32,313,530	1.55	1.25	to	1.75	8.81	to	8.26
Eaton Vance Floating-Rate Class A Shares
12/31/2016	242,739	13.71	to	12.90	3,235,045	4.04	1.25	to	1.75	9.56	to	9.01
12/31/2015	251,818	12.52	to	11.83	3,068,610	3.87	1.25	to	1.75	(3.13)	to	(3.62)
12/31/2014	289,418	12.92	to	12.28	3,646,199	3.47	1.25	to	1.75	(0.88)	to	(1.37)
12/31/2013	268,571	13.04	to	12.45	3,426,428	3.63	1.25	to	1.75	3.24	to	2.73
12/31/2012	215,209	12.63	to	12.12	2,665,804	4.24	1.25	to	1.75	6.78	to	6.25
Eaton Vance Large-Cap Value Class A Shares
12/31/2016	278,681	14.03	to	13.36	3,809,910	1.42	1.25	to	1.75	8.21	to	7.67
12/31/2015	298,832	12.97	to	12.41	3,785,032	1.40	1.25	to	1.75	(2.31)	to	(2.80)
12/31/2014	320,873	13.27	to	12.77	4,173,174	1.35	1.25	to	1.75	9.58	to	9.04
12/31/2013	4,266,925	12.11	to	11.71	50,802,388	1.21	1.25	to	1.75	27.74	to	27.10
12/31/2012	5,283,896	9.48	to	9.21	49,371,563	1.63	1.25	to	1.75	14.33	to	13.76
Federated Equity Income Class A Shares
12/31/2016	89,728	12.85	to	12.62	1,140,116	2.32	1.25	to	1.75	8.14	to	7.60
12/31/2015	68,302	11.89	to	11.73	805,056	1.96	1.25	to	1.75	(6.60)	to	(7.07)
12/31/2014	62,102	12.73	to	12.62	786,394	1.67	1.25	to	1.75	6.60	to	6.07
12/31/2013(1)	63,069	11.94	to	11.90	751,569	1.28	1.25	to	1.75	—	to	—
Federated Kaufmann Class A Shares
12/31/2016	193,628	22.82	to	21.47	4,300,863	—	1.25	to	1.75	1.80	to	1.29
12/31/2015	209,862	22.42	to	21.20	4,591,477	—	1.25	to	1.75	4.66	to	4.13
12/31/2014	236,712	21.42	to	20.36	4,957,034	—	1.25	to	1.75	7.80	to	7.26
12/31/2013	261,279	19.87	to	18.98	5,084,974	—	1.25	to	1.75	38.60	to	37.91
12/31/2012	315,908	14.34	to	13.76	4,446,429	—	1.25	to	1.75	15.85	to	15.28
Fidelity Advisor® Equity Growth Class A Shares
12/31/2016	277,683	20.32	to	19.11	7,119,791	—	1.25	to	1.75	(0.95)	to	(1.44)
12/31/2015	300,879	20.51	to	19.39	7,793,199	—	1.25	to	1.75	5.41	to	4.89
12/31/2014	94,341	19.46	to	18.49	2,305,374	—	1.25	to	1.75	9.52	to	8.98
12/31/2013	130,154	17.77	to	16.97	2,910,817	—	1.25	to	1.75	33.95	to	33.29
12/31/2012	167,000	13.26	to	12.73	2,792,423	—	1.25	to	1.75	12.77	to	12.21
Fidelity Advisor® Overseas Class A Shares
12/31/2016	64,368	21.11	to	21.11	1,358,555	0.94	1.30	to	1.30	(6.79)	to	(6.79)
12/31/2015	72,186	22.64	to	22.64	1,634,537	0.35	1.30	to	1.30	2.29	to	2.29
12/31/2014	78,069	22.14	to	22.14	1,728,115	0.08	1.30	to	1.30	(9.78)	to	(9.78)
12/31/2013	97,225	24.54	to	24.54	2,385,538	0.86	1.30	to	1.30	28.98	to	28.98
12/31/2012	115,362	19.02	to	19.02	2,194,515	1.46	1.30	to	1.30	19.21	to	19.21
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2016	35,943	30.50	to	30.50	1,096,253	0.59	1.30	to	1.30	8.98	to	8.98
12/31/2015	38,802	27.99	to	27.99	1,085,963	0.12	1.30	to	1.30	(4.79)	to	(4.79)
12/31/2014	49,016	29.39	to	29.39	1,440,793	—	1.30	to	1.30	8.48	to	8.48
12/31/2013	60,092	27.10	to	27.10	1,628,253	0.02	1.30	to	1.30	29.21	to	29.21
12/31/2012	72,876	20.97	to	20.97	1,528,204	0.62	1.30	to	1.30	17.77	to	17.77

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton Foreign Class A Shares
12/31/2016	5,084,196	$16.24	to	$15.28	$84,902,559	1.68%	1.25%	to	1.75%	10.25%	to	9.70%
12/31/2015	6,906,957	14.73	to	13.93	106,787,790	1.30	1.25	to	1.75	(8.24)	to	(8.70)
12/31/2014	6,430,641	16.05	to	15.25	109,922,954	2.45	1.25	to	1.75	(11.91)	to	(12.35)
12/31/2013	6,902,487	18.22	to	17.40	134,267,852	1.41	1.25	to	1.75	25.59	to	24.97
12/31/2012	7,434,445	14.51	to	13.93	114,356,259	2.11	1.25	to	1.75	17.08	to	16.49
Franklin Templeton Growth Class A Shares
12/31/2016	317,088	15.28	to	14.38	5,615,416	1.44	1.25	to	1.75	7.71	to	7.18
12/31/2015	347,736	14.19	to	13.42	5,780,479	1.44	1.25	to	1.75	(7.62)	to	(8.08)
12/31/2014	399,407	15.36	to	14.59	7,130,466	2.36	1.25	to	1.75	(3.13)	to	(3.62)
12/31/2013	477,965	15.86	to	15.14	8,913,100	1.30	1.25	to	1.75	28.54	to	27.90
12/31/2012	538,339	12.34	to	11.84	7,814,907	1.92	1.25	to	1.75	20.03	to	19.43
Invesco American Franchise Fund Class A Shares
12/31/2016	49,409	12.68	to	12.68	626,393	—	1.30	to	1.30	0.70	to	0.70
12/31/2015	57,566	12.59	to	12.59	724,753	—	1.30	to	1.30	3.58	to	3.58
12/31/2014	62,800	12.16	to	12.16	763,343	—	1.30	to	1.30	6.92	to	6.92
12/31/2013(1)	67,892	11.37	to	11.37	771,828	0.12	1.30	to	1.30	—	to	—
Invesco Charter Class A Shares
12/31/2016	32,592	17.10	to	17.10	557,187	0.84	1.30	to	1.30	8.90	to	8.90
12/31/2015	41,317	15.70	to	15.70	648,636	0.10	1.30	to	1.30	(7.61)	to	(7.61)
12/31/2014	820,305	16.99	to	16.99	13,938,328	0.50	1.30	to	1.30	6.35	to	6.35
12/31/2013	1,018,565	15.98	to	15.98	16,274,035	0.98	1.30	to	1.30	26.68	to	26.68
12/31/2012	963,814	12.61	to	12.61	12,155,593	0.99	1.30	to	1.30	11.60	to	11.60
Invesco Comstock Class A Shares
12/31/2016	2,060,855	20.38	to	19.17	45,827,125	2.17	1.25	to	1.75	16.37	to	15.79
12/31/2015	2,952,127	17.51	to	16.56	56,620,147	1.33	1.25	to	1.75	(7.10)	to	(7.57)
12/31/2014	4,078,408	18.85	to	17.91	81,798,948	1.58	1.25	to	1.75	7.77	to	7.23
12/31/2013	5,782,043	17.49	to	16.70	108,141,524	1.33	1.25	to	1.75	33.56	to	32.90
12/31/2012	6,393,918	13.10	to	12.57	90,836,772	1.54	1.25	to	1.75	17.42	to	16.83
Invesco Equity and Income Class A Shares
12/31/2016	122,998	26.80	to	26.80	3,295,926	1.80	1.30	to	1.30	13.36	to	13.36
12/31/2015	150,340	23.64	to	23.64	3,553,920	2.12	1.30	to	1.30	(3.61)	to	(3.61)
12/31/2014	184,110	24.52	to	24.52	4,515,217	2.47	1.30	to	1.30	7.66	to	7.66
12/31/2013	236,571	22.78	to	22.78	5,388,956	1.94	1.30	to	1.30	23.35	to	23.35
12/31/2012	274,071	18.47	to	18.47	5,061,443	2.16	1.30	to	1.30	11.42	to	11.42
Invesco Mid Cap Core Equity Class A Shares
12/31/2016	156,677	19.38	to	18.23	2,920,874	0.28	1.25	to	1.75	10.62	to	10.07
12/31/2015	176,813	17.52	to	16.56	2,989,872	0.03	1.25	to	1.75	(5.52)	to	(5.99)
12/31/2014	200,589	18.54	to	17.62	3,606,164	0.01	1.25	to	1.75	3.21	to	2.69
12/31/2013	214,179	17.96	to	17.15	3,740,401	—	1.25	to	1.75	27.59	to	26.95
12/31/2012	239,218	14.08	to	13.51	3,290,883	0.53	1.25	to	1.75	9.01	to	8.46
Invesco Mid Cap Growth Class A Shares
12/31/2016	97,974	16.93	to	16.93	1,658,402	—	1.30	to	1.30	(0.83)	to	(0.83)
12/31/2015	116,174	17.07	to	17.07	1,982,957	—	1.30	to	1.30	(0.09)	to	(0.09)
12/31/2014	145,369	17.08	to	17.08	2,483,390	—	1.30	to	1.30	6.54	to	6.54
12/31/2013	180,405	16.04	to	16.04	2,892,840	—	1.30	to	1.30	35.24	to	35.24
12/31/2012	215,691	11.86	to	11.86	2,557,402	—	1.30	to	1.30	10.32	to	10.32
Invesco Value Opportunities Class A Shares
12/31/2016	206,263	1.51	to	1.47	307,172	0.17	1.25	to	1.75	16.54	to	15.97
12/31/2015	261,503	1.30	to	1.27	335,196	0.91	1.25	to	1.75	(11.54)	to	(11.98)
12/31/2014	291,358	1.47	to	1.44	422,871	1.71	1.25	to	1.75	5.29	to	4.76
12/31/2013	305,166	1.39	to	1.38	421,894	1.32	1.25	to	1.75	30.86	to	30.21
12/31/2012	243,072	1.06	to	1.06	257,827	1.00	1.25	to	1.75	16.22	to	15.64

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Enterprise Class A Shares
	12/31/2016	1,325,848	$28.24	to	$27.21	$36,743,226	—%	1.25%	to	1.75%	10.28%	to	9.73%
	12/31/2015	1,114,509	25.61	to	24.79	28,073,387	1.65	1.25	to	1.75	1.81	to	1.31
	12/31/2014	109,816	25.15	to	24.48	2,720,044	—	1.25	to	1.75	10.25	to	9.70
	12/31/2013	119,720	22.81	to	22.31	2,697,821	—	1.25	to	1.75	28.79	to	28.15
	12/31/2012	124,736	17.71	to	17.41	2,188,005	—	1.25	to	1.75	15.87	to	15.30
Janus Forty Class A Shares
	12/31/2016	355,722	19.13	to	18.21	6,645,423	—	1.25	to	1.75	0.78	to	0.28
	12/31/2015	387,708	18.98	to	18.16	7,205,227	0.41	1.25	to	1.75	10.46	to	9.91
	12/31/2014	471,247	17.18	to	16.53	7,947,014	1.68	1.25	to	1.75	7.17	to	6.64
	12/31/2013	565,135	16.03	to	15.50	8,914,091	0.83	1.25	to	1.75	30.16	to	29.52
	12/31/2012	655,854	12.32	to	11.97	7,966,894	0.39	1.25	to	1.75	22.24	to	21.63
JPMorgan Multi-Cap Market Neutral Class A Shares
	12/31/2016	44,405	9.01	to	8.53	388,022	—	1.25	to	1.75	(2.60)	to	(3.08)
	12/31/2015	51,182	9.25	to	8.81	460,044	—	1.25	to	1.75	(0.07)	to	(0.56)
	12/31/2014	53,833	9.25	to	8.86	485,384	—	1.25	to	1.75	0.15	to	(0.35)
	12/31/2013	63,770	9.24	to	8.89	576,324	—	1.25	to	1.75	2.80	to	2.28
	12/31/2012	61,928	8.99	to	8.69	545,974	—	1.25	to	1.75	(1.25)	to	(1.74)
JPMorgan Small Cap Growth Class A Shares
	12/31/2016	87,360	17.39	to	16.55	1,477,059	—	1.25	to	1.75	6.46	to	5.93
	12/31/2015	92,460	16.33	to	15.63	1,471,800	—	1.25	to	1.75	(3.37)	to	(3.85)
	12/31/2014	97,057	16.90	to	16.25	1,601,269	—	1.25	to	1.75	(1.46)	to	(1.95)
	12/31/2013	110,942	17.15	to	16.58	1,866,615	—	1.25	to	1.75	46.02	to	45.29
	12/31/2012	103,927	11.74	to	11.41	1,200,163	—	1.25	to	1.75	10.84	to	10.28
Lord Abbett Affiliated Class A Shares
	12/31/2016	77,861	18.28	to	17.19	1,385,605	2.54	1.25	to	1.75	15.89	to	15.31
	12/31/2015	87,102	15.77	to	14.91	1,340,291	2.24	1.25	to	1.75	(5.39)	to	(5.86)
	12/31/2014	99,620	16.67	to	15.84	1,620,222	2.15	1.25	to	1.75	10.68	to	10.12
	12/31/2013	119,937	15.06	to	14.38	1,768,193	2.00	1.25	to	1.75	30.51	to	29.86
	12/31/2012	140,376	11.54	to	11.08	1,589,328	1.59	1.25	to	1.75	14.45	to	13.88
Lord Abbett Bond-Debenture Class A Shares
	12/31/2016	638,593	18.78	to	17.67	13,664,511	4.76	1.25	to	1.75	10.96	to	10.41
	12/31/2015	743,655	16.93	to	16.00	14,393,793	4.42	1.25	to	1.75	(2.96)	to	(3.45)
	12/31/2014	862,341	17.44	to	16.57	17,300,860	4.71	1.25	to	1.75	3.21	to	2.70
	12/31/2013	968,399	16.90	to	16.14	18,924,335	5.29	1.25	to	1.75	6.45	to	5.92
	12/31/2012	1,063,655	15.88	to	15.24	19,657,009	5.97	1.25	to	1.75	11.84	to	11.28
Lord Abbett Mid Cap Stock Class A Shares
	12/31/2016	597,525	20.56	to	19.34	15,134,967	0.61	1.25	to	1.75	15.17	to	14.60
	12/31/2015	728,157	17.85	to	16.88	16,288,891	0.71	1.25	to	1.75	(4.75)	to	(5.23)
	12/31/2014	780,781	18.74	to	17.81	18,261,579	0.45	1.25	to	1.75	10.22	to	9.67
	12/31/2013	959,701	17.00	to	16.24	20,613,246	0.39	1.25	to	1.75	28.70	to	28.06
	12/31/2012	1,073,433	13.21	to	12.68	18,092,401	0.63	1.25	to	1.75	13.06	to	12.50
MFS® Growth Class A Shares
	12/31/2016	660,571	18.55	to	18.55	12,255,172	—	1.30	to	1.30	0.90	to	0.90
	12/31/2015	463,120	18.39	to	18.39	8,515,505	—	1.30	to	1.30	5.73	to	5.73
	12/31/2014	128,957	17.39	to	17.39	2,242,763	—	1.30	to	1.30	7.12	to	7.12
	12/31/2013	157,237	16.24	to	16.24	2,552,885	—	1.30	to	1.30	34.52	to	34.52
	12/31/2012	144,793	12.07	to	12.07	1,747,527	—	1.30	to	1.30	15.58	to	15.58
MFS® Mid Cap Growth Class A Shares
	12/31/2016	514,641	25.49	to	25.49	13,118,983	—	1.30	to	1.30	2.98	to	2.98
	12/31/2015	566,895	24.75	to	24.75	14,032,473	—	1.30	to	1.30	2.86	to	2.86
	12/31/2014	667,103	24.06	to	24.06	16,053,314	—	1.30	to	1.30	7.21	to	7.21
	12/31/2013	842,664	22.45	to	22.45	18,914,844	—	1.30	to	1.30	35.11	to	35.11
	12/31/2012	846,348	16.61	to	16.61	14,061,076	—	1.30	to	1.30	14.68	to	14.68

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Research International Class A Shares
12/31/2016	572,602	$21.44	to	$21.44	$12,275,421	1.48%	1.30%	to	1.30%	(2.38)%	to	(2.38)%
12/31/2015	719,182	21.96	to	21.96	15,793,021	1.56	1.30	to	1.30	(3.29)	to	(3.29)
12/31/2014	717,992	22.71	to	22.71	16,302,476	2.02	1.30	to	1.30	(8.17)	to	(8.17)
12/31/2013	801,077	24.73	to	24.73	19,807,800	1.20	1.30	to	1.30	17.10	to	17.10
12/31/2012	1,098,331	21.11	to	21.11	23,191,022	1.74	1.30	to	1.30	15.18	to	15.18
Oppenheimer Capital Appreciation Class A Shares
12/31/2016	59,130	16.94	to	15.94	973,407	0.08	1.25	to	1.75	(3.55)	to	(4.03)
12/31/2015	61,623	17.56	to	16.61	1,052,345	—	1.25	to	1.75	1.93	to	1.43
12/31/2014	72,594	17.23	to	16.37	1,214,863	—	1.25	to	1.75	13.64	to	13.07
12/31/2013	55,364	15.16	to	14.48	817,155	0.04	1.25	to	1.75	27.63	to	27.00
12/31/2012	60,077	11.88	to	11.40	696,542	0.65	1.25	to	1.75	12.27	to	11.71
Oppenheimer Fundamental Alternatives Class A Shares
12/31/2016	46,183	16.57	to	16.57	765,173	0.24	1.30	to	1.30	(0.03)	to	(0.03)
12/31/2015	51,764	16.57	to	16.57	857,899	0.51	1.30	to	1.30	0.63	to	0.63
12/31/2014	56,785	16.47	to	16.47	935,232	1.75	1.30	to	1.30	3.20	to	3.20
12/31/2013	59,942	15.96	to	15.96	956,626	—	1.30	to	1.30	7.59	to	7.59
12/31/2012	63,020	14.83	to	14.83	934,830	—	1.30	to	1.30	2.55	to	2.55
Oppenheimer Global Class A Shares
12/31/2016	69,835	28.99	to	28.99	2,024,243	0.66	1.30	to	1.30	(1.13)	to	(1.13)
12/31/2015	83,503	29.32	to	29.32	2,448,170	0.59	1.30	to	1.30	2.55	to	2.55
12/31/2014	100,595	28.59	to	28.59	2,875,961	0.76	1.30	to	1.30	0.75	to	0.75
12/31/2013	130,593	28.38	to	28.38	3,705,967	0.77	1.30	to	1.30	25.14	to	25.14
12/31/2012	148,120	22.68	to	22.68	3,359,014	0.96	1.30	to	1.30	19.19	to	19.19
Oppenheimer Main Street Mid Cap® Class A Shares
12/31/2016	60,718	22.76	to	21.41	1,344,816	0.85	1.25	to	1.75	12.01	to	11.46
12/31/2015	71,899	20.32	to	19.21	1,421,881	0.35	1.25	to	1.75	(8.37)	to	(8.83)
12/31/2014	81,106	22.17	to	21.07	1,754,005	0.57	1.25	to	1.75	10.88	to	10.33
12/31/2013	95,759	20.00	to	19.10	1,872,198	0.05	1.25	to	1.75	31.74	to	31.09
12/31/2012	105,628	15.18	to	14.57	1,572,543	0.85	1.25	to	1.75	15.31	to	14.74
Oppenheimer Main Street® Class A Shares
12/31/2016	83,077	20.96	to	19.72	1,914,056	1.15	1.25	to	1.75	10.04	to	9.49
12/31/2015	78,591	19.05	to	18.01	1,683,901	0.84	1.25	to	1.75	1.83	to	1.32
12/31/2014	94,246	18.70	to	17.77	2,008,458	0.64	1.25	to	1.75	9.09	to	8.54
12/31/2013	114,634	17.14	to	16.37	2,288,903	0.60	1.25	to	1.75	29.91	to	29.27
12/31/2012	166,113	13.20	to	12.67	2,586,753	1.06	1.25	to	1.75	15.10	to	14.52
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2016	1,659,309	6.50	to	6.11	10,457,493	0.61	1.25	to	1.75	12.72	to	12.16
12/31/2015	1,901,288	5.77	to	5.45	10,656,243	4.71	1.25	to	1.75	(27.00)	to	(27.36)
12/31/2014	1,527,020	7.90	to	7.50	11,755,821	0.14	1.25	to	1.75	(19.56)	to	(19.96)
12/31/2013	1,594,148	9.82	to	9.37	15,295,096	0.69	1.25	to	1.75	(16.08)	to	(16.49)
12/31/2012	1,452,527	11.70	to	11.23	16,653,171	1.93	1.25	to	1.75	3.51	to	2.99
PIMCO Low Duration Class A Shares
12/31/2016	4,638,659	11.96	to	11.39	54,117,453	1.66	1.25	to	1.75	0.31	to	(0.19)
12/31/2015	4,999,002	11.92	to	11.41	58,280,608	2.13	1.25	to	1.75	(0.92)	to	(1.42)
12/31/2014	5,663,235	12.03	to	11.57	66,806,304	3.12	1.25	to	1.75	(0.81)	to	(1.31)
12/31/2013	6,279,772	12.13	to	11.73	74,868,533	1.30	1.25	to	1.75	(1.47)	to	(1.97)
12/31/2012	4,253,526	12.31	to	11.96	51,596,163	2.66	1.25	to	1.75	4.49	to	3.97
PIMCO Real Return Class A Shares
12/31/2016	2,762,394	13.55	to	12.74	36,266,108	0.69	1.25	to	1.75	3.33	to	2.81
12/31/2015	3,078,598	13.11	to	12.39	39,215,212	0.63	1.25	to	1.75	(4.34)	to	(4.82)
12/31/2014	3,366,418	13.70	to	13.02	44,947,971	3.17	1.25	to	1.75	1.72	to	1.22
12/31/2013	3,855,687	13.47	to	12.87	50,726,470	0.76	1.25	to	1.75	(10.54)	to	(10.98)
12/31/2012	4,079,017	15.06	to	14.45	60,138,265	2.49	1.25	to	1.75	7.47	to	6.93

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Total Return Class A Shares
12/31/2016	6,574,285	$15.28	to	$14.37	$100,962,473	2.59%	1.25%	to	1.75%	0.94%	to	0.43%
12/31/2015	8,754,605	15.14	to	14.31	133,378,849	2.38	1.25	to	1.75	(0.91)	to	(1.40)
12/31/2014	13,796,366	15.28	to	14.52	212,157,448	3.54	1.25	to	1.75	2.99	to	2.47
12/31/2013	16,302,706	14.83	to	14.17	244,467,087	2.08	1.25	to	1.75	(3.52)	to	(4.00)
12/31/2012	19,233,109	15.37	to	14.76	298,992,475	3.88	1.25	to	1.75	8.58	to	8.03
Pioneer Class A Shares
12/31/2016	49,976	19.44	to	18.29	940,167	1.08	1.25	to	1.75	8.24	to	7.70
12/31/2015	56,294	17.96	to	16.98	981,600	0.83	1.25	to	1.75	(1.67)	to	(2.16)
12/31/2014	60,420	18.26	to	17.35	1,074,624	0.92	1.25	to	1.75	9.49	to	8.95
12/31/2013	69,434	16.68	to	15.93	1,128,721	0.98	1.25	to	1.75	31.40	to	30.75
12/31/2012	81,286	12.69	to	12.18	1,009,318	1.27	1.25	to	1.75	8.54	to	8.00
Pioneer Emerging Markets Class A Shares
12/31/2016	534,970	7.90	to	7.48	4,114,107	—	1.25	to	1.75	5.79	to	5.27
12/31/2015	522,599	7.47	to	7.11	3,809,285	2.88	1.25	to	1.75	(17.55)	to	(17.96)
12/31/2014	540,073	9.05	to	8.66	4,786,397	1.71	1.25	to	1.75	(14.47)	to	(14.90)
12/31/2013	547,502	10.59	to	10.18	5,690,453	0.35	1.25	to	1.75	(3.40)	to	(3.89)
12/31/2012	551,514	10.96	to	10.59	5,945,839	0.45	1.25	to	1.75	9.95	to	9.40
Pioneer High Yield Class A Shares
12/31/2016	159,598	17.77	to	16.71	2,739,101	5.14	1.25	to	1.75	12.72	to	12.16
12/31/2015	183,824	15.76	to	14.90	2,807,313	4.80	1.25	to	1.75	(6.07)	to	(6.54)
12/31/2014	202,732	16.78	to	15.94	3,307,152	4.33	1.25	to	1.75	(1.42)	to	(1.91)
12/31/2013	219,552	17.02	to	16.25	3,642,219	4.80	1.25	to	1.75	10.91	to	10.36
12/31/2012	231,570	15.34	to	14.73	3,477,496	5.22	1.25	to	1.75	13.59	to	13.02
Pioneer Real Estate Shares Class A Shares
12/31/2016	186,109	17.50	to	16.74	3,178,753	3.09	1.25	to	1.75	4.79	to	4.27
12/31/2015	182,849	16.70	to	16.06	2,991,472	1.89	1.25	to	1.75	2.97	to	2.46
12/31/2014	210,356	16.22	to	15.67	3,350,691	2.14	1.25	to	1.75	28.02	to	27.38
12/31/2013	197,586	12.67	to	12.30	2,461,948	1.92	1.25	to	1.75	(0.12)	to	(0.62)
12/31/2012	171,565	12.68	to	12.38	2,147,472	1.87	1.25	to	1.75	14.30	to	13.73
Pioneer Select Mid Cap Growth Class A Shares
12/31/2016	14,620	21.32	to	20.55	304,792	—	1.25	to	1.75	2.20	to	1.69
12/31/2015	20,553	20.86	to	20.21	420,804	—	1.25	to	1.75	0.12	to	(0.38)
12/31/2014	18,897	20.84	to	20.28	387,219	—	1.25	to	1.75	7.69	to	7.15
12/31/2013	21,501	19.35	to	18.93	410,403	—	1.25	to	1.75	42.59	to	41.88
12/31/2012	22,210	13.57	to	13.34	298,517	—	1.25	to	1.75	5.29	to	4.76
Putnam Fund for Growth and Income Class A Shares
12/31/2016	27,532	23.71	to	23.71	652,719	1.75	1.30	to	1.30	13.39	to	13.39
12/31/2015	32,180	20.91	to	20.91	672,852	1.44	1.30	to	1.30	(8.83)	to	(8.83)
12/31/2014	28,896	22.93	to	22.93	662,684	1.40	1.30	to	1.30	9.17	to	9.17
12/31/2013	37,466	21.01	to	21.01	786,999	1.26	1.30	to	1.30	33.63	to	33.63
12/31/2012	30,381	15.72	to	15.72	477,598	1.48	1.30	to	1.30	17.34	to	17.34
Putnam Growth Opportunities Class A Shares
12/31/2016(1)	150,321	10.08	to	10.08	1,515,046	0.01	1.30	to	1.30	—	to	—
Putnam International Equity Class A Shares
12/31/2016	523,222	18.77	to	18.77	9,820,632	3.22	1.30	to	1.30	(3.96)	to	(3.96)
12/31/2015	81,709	19.54	to	19.54	1,596,849	2.37	1.30	to	1.30	(1.17)	to	(1.17)
12/31/2014	90,295	19.77	to	19.77	1,785,498	0.76	1.30	to	1.30	(8.03)	to	(8.03)
12/31/2013	127,474	21.50	to	21.50	2,740,709	0.74	1.30	to	1.30	26.29	to	26.29
12/31/2012	140,113	17.02	to	17.02	2,385,356	1.01	1.30	to	1.30	20.16	to	20.16

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Ready Assets Government Liquidity
12/31/2016	749,489	$9.95	to	$9.36	$7,286,341	—%	1.25%	to	1.75%	(1.24)%	to	(1.73)%
12/31/2015	751,358	10.07	to	9.52	7,406,678	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2014	789,744	10.20	to	9.69	7,900,404	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2013	1,033,821	10.33	to	9.86	10,489,901	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2012	1,230,263	10.46	to	10.04	12,643,589	—	1.25	to	1.75	(1.24)	to	(1.74)
TA Dividend Focused Class A Shares
12/31/2016	5,905,128	12.38	to	12.20	72,638,471	2.32	1.25	to	1.75	13.20	to	12.64
12/31/2015	3,736,163	10.93	to	10.83	40,684,045	1.76	1.25	to	1.75	(4.15)	to	(4.63)
12/31/2014(1)	5,701,330	11.41	to	11.35	64,897,571	1.32	1.25	to	1.75	—	to	—
TA Flexible Income Class A Shares
12/31/2016	769,628	1.38	to	1.33	1,042,767	3.67	1.25	to	1.75	4.40	to	3.88
12/31/2015	727,395	1.32	to	1.28	946,596	3.26	1.25	to	1.75	(1.96)	to	(2.45)
12/31/2014	833,638	1.34	to	1.31	1,107,902	2.82	1.25	to	1.75	2.45	to	1.94
12/31/2013	755,280	1.31	to	1.29	982,034	4.33	1.25	to	1.75	2.40	to	1.89
12/31/2012	624,851	1.28	to	1.26	795,030	4.86	1.25	to	1.75	10.79	to	10.23
TA Multi-Cap Growth Class A Shares
12/31/2016	104,209	12.47	to	11.93	1,268,762	—	1.25	to	1.75	(12.43)	to	(12.86)
12/31/2015	890,591	14.24	to	13.69	12,432,386	—	1.25	to	1.75	(6.97)	to	(7.43)
12/31/2014	2,045,976	15.31	to	14.79	30,780,518	—	1.25	to	1.75	(2.11)	to	(2.60)
12/31/2013	2,197,409	15.64	to	15.19	33,855,466	—	1.25	to	1.75	36.35	to	35.67
12/31/2012	2,782,412	11.47	to	11.20	31,527,569	0.28	1.25	to	1.75	7.26	to	6.73
TA Small/Mid Cap Value Class A Shares
12/31/2016	2,233,538	19.65	to	18.81	42,937,495	0.83	1.25	to	1.75	19.25	to	18.65
12/31/2015	2,586,053	16.48	to	15.85	41,789,249	0.10	1.25	to	1.75	(4.40)	to	(4.87)
12/31/2014	2,945,959	17.24	to	16.66	49,923,505	0.11	1.25	to	1.75	3.25	to	2.73
12/31/2013	3,249,829	16.70	to	16.22	53,470,300	0.49	1.25	to	1.75	34.27	to	33.60
12/31/2012	941,210	12.44	to	12.14	11,567,340	0.44	1.25	to	1.75	14.26	to	13.69
TA US Growth Class A Shares
12/31/2016	2,700,309	15.18	to	14.81	40,481,247	0.07	1.25	to	1.75	1.10	to	0.60
12/31/2015	2,957,241	15.01	to	14.72	43,957,696	—	1.25	to	1.75	5.02	to	4.50
12/31/2014	3,724,421	14.29	to	14.09	52,848,687	0.11	1.25	to	1.75	9.17	to	8.62
12/31/2013	4,286,258	13.09	to	12.97	55,852,765	0.84	1.25	to	1.75	30.26	to	29.62
12/31/2012(1)	7,459,957	10.05	to	10.01	74,813,386	—	1.25	to	1.75	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TALIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TALIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TALIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TALIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.